As filed on August 23, 2001                                File No. 002-26125

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ---
      Pre-Effective Amendment No.
                                  -------                           ---
      Post-Effective Amendment No.  62                               X
                                  --------                          ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                    ---
      Amendment No.    36                                            X
                   ----------                                       ---


                            INVESCO STOCK FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
               Registrant's Telephone Number, including Area Code:
                                 (303) 930-6300
                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)

                                  ------------
        Clifford J. Alexander, Esq.            Ronald M. Feiman, Esq.
         Kirkpatrick & Lockhart LLP           Mayer, Brown & Platt
      1800 Massachusetts Avenue, N.W.            1675 Broadway
              Second Floor                 New York, New York 10019-5820
        Washington, D.C. 20036-1800
                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on August 31, 2001, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on_____________, pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on _____________, pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:
_X__this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS | AUGUST 31, 2001

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO STOCK FUNDS, INC.

INVESCO BLUE CHIP GROWTH FUND -- CLASS K
INVESCO DYNAMICS FUND -- CLASS K
INVESCO ENDEAVOR FUND -- CLASS K
INVESCO GROWTH & INCOME FUND -- CLASS K
INVESCO SMALL COMPANY GROWTH FUND -- CLASS K
INVESCO VALUE EQUITY FUND -- CLASS K

SIX MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING LONG-TERM CAPITAL GROWTH. CLASS K SHARES ARE SOLD TO QUALIFIED RETIREMENT PLANS, RETIREMENT SAVINGS PROGRAMS, EDUCATIONAL SAVINGS PROGRAMS AND WRAP PROGRAMS PRIMARILY THROUGH THIRD PARTIES, SUCH AS BROKERS, BANKS AND FINANCIAL PLANNERS.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks...............3
Fund Performance.....................................6
Fees And Expenses....................................8
Investment Risks.....................................9
Principal Risks Associated With The Funds...........10
Temporary Defensive Positions.......................12
Portfolio Turnover..................................12
Fund Management.....................................12
Portfolio Managers..................................13
Potential Rewards...................................14
Share Price.........................................14
How To Buy And Sell Shares..........................15
Your Account Services...............................15
Taxes...............................................15
Dividends And Capital Gain Distributions............16
Financial Highlights................................18


No dealers, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

                        [INVESCO ICON] INVESCO FUNDS(R)


The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

This Prospectus contains important information about the Funds' Class K shares, which are sold to qualified retirement plans, retirement savings programs, educational savings programs and wrap programs primarily through third parties, such as brokers, banks and financial planners. Please contact your plan or program sponsor for more detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). Each Fund also offers one or more additional classes of shares through separate prospectuses. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy And Sell Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234, or your broker, bank or financial planner who is offering the Class K shares offered in this Prospectus.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON] INVESTMENT GOALS & STRATEGIES
[ARROWS ICON] POTENTIAL INVESTMENT RISKS
[GRAPH ICON] PAST PERFORMANCE
[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON][ARROWS ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

FACTORS COMMON TO ALL THE FUNDS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Funds seek to make your investment grow. They are actively managed. The Funds invest primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

All of the Funds (except Value Equity Fund) are managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek securities for the Funds (except Value Equity Fund) that meet the following standards:

o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.

o LEADERSHIP: They are leaders -- or emerging leaders -- in these markets, securing their position through technology, marketing, distribution or some other innovative means.

o FINANCIAL VALIDATION: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

Value Equity Fund is managed in the value style. This means we seek securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles.

In addition to the risks outlined in the following sections for each Fund, the Funds are subject to other principal risks such as market, liquidity, counterparty, foreign securities, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

[KEY ICON] INVESCO BLUE CHIP GROWTH FUND - CLASS K

The Fund seeks to make your investment grow. It also seeks current income. The Fund invests primarily in common stocks of large companies that, at the time of purchase, have market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of business cycles. In addition, INVESCO tries to identify companies that have - or are expected to have - growing earnings, revenues and strong cash flows. INVESCO also examines a variety of industries and businesses, and seeks to purchase the securities of companies that we believe are best situated to grow in their industry categories. We also consider the dividend payment records of the companies whose securities the Fund buys. The Fund may invest in preferred stocks (which generally pay higher dividends than common stocks) and debt instruments that are convertible into common stocks, as well as in securities of foreign companies. In recent years, the core of the Fund's investments has been concentrated in the securities of three or four dozen large, high quality companies.

Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk - that is, that the prices of the securities in its portfolio will rise and fall due to price movements in the securities markets, and that the securities held in the Fund's portfolio may decline in value more than the overall securities markets.

[KEY ICON] INVESCO DYNAMICS FUND - CLASS K

The Fund seeks to make your investment grow. It invests primarily in common stocks of mid-sized companies -- those with market capitalizations between $2 billion and $15 billion at the time of purchase -- but also has the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds.

The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that INVESCO believes will lead to rapid sales or earnings growth.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently.

While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

[KEY ICON] INVESCO ENDEAVOR FUND - CLASS K

The Fund seeks to make your investment grow. It uses an aggressive strategy and invests primarily in common stocks. The Fund invests in companies of all sizes and also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities, warrants, bonds and other debt securities.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently.

The Fund's investments are not limited to companies of a particular size. It invests in the securities of smaller companies, including companies just entering the securities marketplace with initial public offerings. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies. When the Fund concentrates its investments in the securities of smaller companies, the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

[KEY ICON] INVESCO GROWTH & INCOME FUND - CLASS K

The Fund seeks to obtain a high rate of total return. Income on investments (dividends and interest), plus increases in the value of investments, make up total return. The Fund invests most of its assets in common stocks, preferred stocks and securities convertible into common stocks. The Fund's core investments are in well-established, large growth companies with a strong record of paying dividends. The Fund may also invest in securities which do not pay dividends but that INVESCO believes have the potential to increase in value, regardless of the potential for dividends.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities, and general market and monetary conditions. Consequently, the Fund's investments are usually bought and sold relatively frequently.

The Fund's portfolio is presently concentrated in the stocks of approximately 50 companies. Although INVESCO believes that this level of diversification is appropriate, the Fund is not as diversified as some other mutual funds.

[KEY ICON] INVESCO SMALL COMPANY GROWTH FUND - CLASS K

The Fund seeks to make your investment grow. Most holdings are in small-capitalization companies -- those with market capitalizations under $2 billion at the time of purchase. We are primarily looking for companies in the developing stages of their life cycles, which are currently priced below our estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, or structural changes in the economy.

Investments in small, developing companies carry greater risk than investments in larger, more established companies. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

[KEY ICON] INVESCO VALUE EQUITY FUND - CLASS K

The Fund seeks high total return from capital appreciation and current income. The portfolio emphasizes high-quality, larger-capitalization companies which are temporarily out of favor with investors. Our value-based process evaluates numerous factors on a current and historical basis, seeking undiscovered values in the market. The philosophy of value investing is based upon the belief that certain securities are undervalued by the market. As such, when the market "discovers" these securities, their values should increase.

Although the Fund is subject to a number of risks, its principal risk is market risk - that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets, and that the securities held in the Fund's portfolio may decline in value more than the overall securities markets. Undervalued stocks may not realize their perceived value for extended periods of time, if ever. Value-oriented funds may underperform when another investing style is in favor.

[GRAPH ICON] FUND PERFORMANCE

Since Class K shares were not offered until November 30, 2000 with respect to Blue Chip Growth, Dynamics, INVESCO Endeavor and Growth & Income Funds and until August 31, 2001 with respect to Small Company Growth and Value Equity Funds, the bar charts below show the Funds' Investor Class shares' actual yearly performance for the years ended December 31 (commonly known as their "total return") over the past decade or since inception. Investor Class shares are not offered in this Prospectus. INVESTOR CLASS AND CLASS K RETURNS WOULD BE SIMILAR BECAUSE BOTH CLASSES OF SHARES INVEST IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS OF THE CLASSES WOULD DIFFER, HOWEVER, TO THE EXTENT OF DIFFERING LEVELS OF EXPENSES. IN THIS REGARD, THE BAR CHARTS DO NOT REFLECT ASSET BASED FEES IN EXCESS OF 0.25% OF NET ASSETS; IF THEY DID, THE TOTAL RETURNS SHOWN WOULD BE LOWER. The table below shows average annual total returns for various periods ended December 31, 2000 for each Fund's Investor Class shares compared to the Russell 2000 Index, S&P MidCap 400 Index or S&P 500 Index. The information in the charts and table illustrates the variability of each Fund's Investor Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how a Fund will perform in the future.

--------------------------------------------------------------------------------
                     BLUE CHIP GROWTH FUND - INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
--------------------------------------------------------------------------------
                                [GRAPHIC OMITTED]
'91     '92     '93     '94     '95     '96     '97     '98     '99     '00
42.05%  2.88%   18.01%  (8.80%) 29.54%  20.96%  27.22%  41.72%  38.49%  (23.92%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   31.17%
Worst Calendar Qtr.     12/00   (33.80%)

--------------------------------------------------------------------------------
                         DYNAMICS FUND - INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
'91     '92     '93     '94     '95     '96     '97     '98     '99     '00
67.00%  13.15%  19.10%  (1.95%) 37.55%  15.65%  24.09%  23.25%  71.80%  (7.76%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   38.83%
Worst Calendar Qtr.     12/00   (25.23%)


--------------------------------------------------------------------------------
                     INVESCO ENDEAVOR FUND - INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN(1),(2),(3),(4)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
                            1999                  2000
                            84.21%                (27.05%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   39.80%
Worst Calendar Qtr.     12/00   (36.55%)

--------------------------------------------------------------------------------
                  INVESCO GROWTH & INCOME FUND - INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN(1),(2),(3),(5)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
                            1999                  2000
                            43.48%                (7.91%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/98   30.79%
Worst Calendar Qtr.     12/00   (18.08%)

--------------------------------------------------------------------------------
                   SMALL COMPANY GROWTH FUND - INVESTOR CLASS
                    ACTUAL ANNUAL TOTAL RETURN(1),(2),(3),(6)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
     '92     '93     '94     '95     '96     '97     '98     '99     '00
     25.72%  23.38%  (3.74%) 30.02%  11.62%  18.31%  14.90%  81.64%  (12.19%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   46.68%
Worst Calendar Qtr.     12/00   (18.74%)

--------------------------------------------------------------------------------
                        VALUE EQUITY FUND - INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
'91     '92     '93     '94     '95     '96     '97     '98     '99     '00
35.84%  4.98%   10.43%  4.04%   30.60%  18.48%  28.00%  15.05%  1.12%   (5.43%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      3/91   18.10
Worst Calendar Qtr.     9/98   (11.71%)


--------------------------------------------------------------------------------

                                           AVERAGE ANNUAL TOTAL RETURN
                                                  AS OF 12/31/00
--------------------------------------------------------------------------------
                                 1 YEAR          5 YEARS            10 YEARS
                                                                    OR SINCE
                                                                    INCEPTION
Dynamics Fund -
Investor Class(1),(2),(3)        (7.76%)         22.89%             23.87%

S&P MidCap 400 Index(7)          17.50%          20.41%             19.86%

Blue Chip Growth Fund -
Investor Class(1),(2),(3)        (23.92%)         18.10%             16.69%

INVESCO Endeavor Fund -
Investor Class(1),(2),(3)       (27.05%)          N/A               33.00%(4)

Growth & Income Fund -
Investor Class(1),(2),(3)        (7.91%)          N/A               28.72%(5)

Small Company Growth Fund
- Investor Class(1),(2),(3)     (12.19%)         19.34%             19.26%(6)

Value Equity Fund -
Investor Class(1),(2),(3)        (5.43%)         10.78%             13.57%

Russell 2000 Index(7)            (3.02%)         10.31%             15.53%

S&P 500 Index(7)                 (9.10%)         18.33%             17.44%

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each Fund's expenses.
(2) The returns are for Investor Class shares that are not offered in this Prospectus. Total returns of Class K shares will differ only to the extent that the classes do not have the same expenses.

(3) Returns for Investor Class shares of Blue Chip Growth, Dynamics, INVESCO Endeavor, Growth & Income, Small Company Growth and Value Equity Funds were (33.40%), (20.95%), (28.40%), (29.62%), (11.01%) and (0.63%), respectively, year-to-date  as of the  calendar  quarter  ended  June  30,  2001.

(4) The Fund commenced investment operations on October 28, 1998.
(5) The Fund commenced investment operations on July 1, 1998.
(6) The Fund  commenced  investment  operations  on December 27, 1991.

(7) The S&P MidCap 400 is an unmanaged index indicative of domestic mid-capitalization stock prices. The Russell 2000 Index is an unmanaged index indicative of small capitalization stocks. The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the indexes do not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Funds and are reflected in their annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

     You pay no fees to purchase Class K shares of the Funds, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

BLUE CHIP GROWTH FUND-CLASS K
     Management Fees                                  0.53%
     Distribution and Service (12b-1) Fees(1)         0.45%
     Other Expenses(2)                                0.26%
                                                      -----
     Total Annual Fund Operating Expenses(2)          1.24%
                                                      =====
DYNAMICS FUND-CLASS K
     Management Fees                                  0.46%
     Distribution and Service (12b-1) Fees(1)         0.45%
     Other Expenses(2)                                0.20%
                                                      -----
     Total Annual Fund Operating Expenses(2)          1.11%
                                                      =====
INVESCO ENDEAVOR FUND-CLASS K
     Management Fees                                  0.75%
     Distribution and Service (12b-1) Fees(1)         0.45%
     Other Expenses(2)                                0.44%
                                                      -----
     Total Annual Fund Operating Expenses(2)          1.64%
                                                      =====
GROWTH & INCOME FUND-CLASS K
     Management Fees                                  0.75%
     Distribution and Service (12b-1) Fees(1)         0.45%
     Other Expenses(2)                                0.47%
                                                      -----
     Total Annual Fund Operating Expenses(2)          1.67%
                                                      =====

SMALL COMPANY GROWTH FUND-CLASS K
     Management Fees                                  0.66%
     Distribution and Service (12b-1) Fees(1)         0.45%
     Other Expenses(2)                                0.33%
                                                      -----
     Total Annual Fund Operating Expenses(2)          1.44%
                                                      =====

VALUE EQUITY FUND-CLASS K
     Management Fees                                  0.75%
     Distribution and Service (12b-1) Fees(1)         0.45%
     Other Expenses(2),(3)                            0.47%
                                                      -----
     Total Annual Fund Operating Expenses(2),(3)      1.67%
                                                      =====

(1)Because the Funds' Class K shares pay 12b-1 distribution and service fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(2)Based on estimated  expenses.

(3) Certain expenses will be voluntarily absorbed by INVESCO pursuant to a commitment between Value Equity Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding expense offset arrangements, Value Equity Fund - Class K Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.31% and 1.51%, respectively, of the Fund's net assets attributable to Class K shares.

     EXAMPLE

     The Example is intended to help you compare the cost of investing in the Class K shares of the Funds to the cost of investing in other mutual funds.

     The Example assumes that you invested $10,000 in the Class K shares of a Fund for the time periods indicated and redeem all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund's Class K shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Class K shares may be higher or lower, based on these assumptions your costs would be:

                                     1 YEAR   3 YEARS    5 YEARS    10 YEARS
Blue Chip Growth Fund - Class K        $126      $393       $681      $1,500
Dynamics Fund - Class K                $113      $353       $612      $1,352
INVESCO Endeavor Fund - Class K        $167      $517       $892      $1,944
Growth & Income Fund - Class K         $170      $526       $907      $1,976
Small Company Growth Fund - Class K    $147      $456       $787      $1,724
Value Equity Fund - Class K            $170      $526       $907      $1,976

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON]  PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special risk factors discussed below associated with the Funds' policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses with outstanding securities worth $15 billion or more have less volatility than those of mid-size businesses with outstanding securities worth more than $2 billion, or small businesses with outstanding securities worth less than $2 billion.

LIQUIDITY RISK
A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. Each Fund may invest up to 25% of its respective assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
A Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions and taxable capital gain distributions to a Fund's shareholders.

          -----------------------------------------------------------

Although each Fund generally invests in publicly traded equity securities of growing companies, the Funds also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                  RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
 These are securities issued by             Market, Information, Political,
 U.S. banks that represent shares           Regulatory, Diplomatic, Liquidity
 of foreign corporations held by            and Currency Risks
 those banks.  Although traded in
 U.S. securities markets and valued
 in U.S. dollars, ADRs carry most
 of the risks of investing directly
 in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 A contract under which the seller of       Counterparty Risk
 a security agrees to buy it back at
 an agreed-upon price and time in
 the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Funds' portfolios. Therefore, the Funds may have a higher portfolio turnover rate than many other mutual funds. The Funds with higher-than-average portfolio turnover rates for the fiscal year ended July 31, 2000 were:

Blue Chip Growth Fund       168%(1)
Growth & Income Fund        177%(1)
Small Company Growth Fund   186%(1)

(1)Portfolio turnover was greater than expected during the period due to active trading undertaken in response to market conditions.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions, and may result in taxable capital gain distributions to a Fund's shareholders.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $408.4 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Funds. INVESCO was founded in 1932 and manages over $32.9 billion for more than 3,282,000 shareholder accounts of 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

INVESCO and IDI have been named as defendants in a case (naming 26 mutual fund groups as defendants) filed in United States District Court in East St. Louis, Illinois on June 22, 2001, on behalf of a shareholder of the INVESCO Dynamics Fund and three other funds not offered in this Prospectus, the INVESCO Telecommunications, INVESCO Leisure and INVESCO Technology Funds, alleging that certain advisory and distribution fees paid by those Funds were excessive. INVESCO and IDI believe that there are valid defenses to the claims asserted and are continuing to evaluate the case. INVESCO and IDI plan to defend the claims vigorously.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended July 31, 2000.

--------------------------------------------------------------------------------
                                        ADVISORY FEE AS A PERCENTAGE OF
                                               AVERAGE ANNUAL NET
     FUND                                    ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
     Blue Chip Growth Fund                             0.53%
     Dynamics Fund                                     0.46%
     INVESCO Endeavor Fund                             0.75%
     Growth & Income Fund                              0.75%
     Small Company Growth Fund                         0.66%
     Value Equity Fund                                 0.75%


[INVESCO ICON] PORTFOLIO MANAGERS

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of their respective Fund's or Funds' portfolio holdings:

     FUND                                         PORTFOLIO MANAGER(S)
     Blue Chip Growth                             Trent E. May
                                                  Douglas J. McEldowney
     Dynamics                                     Timothy J. Miller
     INVESCO Endeavor                             Trent E. May
     Growth & Income                              Fritz Meyer
                                                  Trent E. May
     Small Company Growth                         Stacie L. Cowell
     Value Equity                                 Charles P. Mayer

STACIE L. COWELL, a vice president of INVESCO, is the portfolio manager of Small Company Growth Fund. Before joining INVESCO in 1997, Stacie was senior equity analyst with Founders Asset Management and a capital markets and trading analyst with Chase Manhattan Bank in New York. She is a Chartered Financial Analyst. Stacie holds an M.S. in Finance from the University of Colorado and a B.A. in Economics from Colgate University.

TRENT E. MAY, a senior vice president of INVESCO, is the portfolio manager of Blue Chip Growth Fund and INVESCO Endeavor Fund and a co-portfolio manager of Growth & Income Fund. Before joining INVESCO in 1996, Trent was with Munder Capital Management and SunBank Capital Management. He is a Chartered Financial Analyst. Trent holds an M.B.A. from Rollins College and a B.S. in Engineering from Florida Institute of Technology.

CHARLES P. MAYER, Director of Value and Fixed-Income Investments and a senior vice president of INVESCO, is the portfolio manager of Value Equity Fund. Before joining INVESCO in 1993, Charlie was a portfolio manager with Westinghouse Pension. He holds an M.B.A. from St. John's University and a B.A. from St. Peter's College.

DOUGLAS J. MCELDOWNEY, a vice president of INVESCO, is the co-portfolio manager of Blue Chip Growth Fund. Before joining INVESCO in 1999, Doug was with Bank of America Investment Management, Inc. and SunTrust Banks, Inc. He is a Chartered Financial Analyst and a Certified Public Accountant. Doug holds an M.B.A. from the Crummer Graduate School at Rollins College and a B.B.A. in Finance from the University of Kentucky.

FRITZ MEYER, a vice president of INVESCO, is the lead portfolio manager of Growth & Income Fund. Before joining INVESCO in 1996, Fritz was an executive vice president and portfolio manager with Nelson, Benson & Zellmer, Inc. He holds an M.B.A. from Amos Tuck School -- Dartmouth College and a B.A. with a distinction in Economics from Dartmouth College.

TIMOTHY J. MILLER, Chief Investment Officer and a director and senior vice president of INVESCO, is the portfolio manager of Dynamics Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a Chartered Financial Analyst. Tim holds an M.B.A. from the University of Missouri -- St. Louis and a B.S.B.A. from St. Louis University.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time; Blue Chip Growth, Growth & Income and Value Equity Funds also offer the opportunity for current income. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. Each Fund seeks to minimize risk by investing in many different companies in a variety of industries.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o    are willing to grow their capital over the long term (at least five years).
o understand that shares of a Fund can, and likely will, have daily price fluctuations.
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:
o primarily seeking current dividend income (although Blue Chip Growth, Growth & Income and Value Equity Funds do seek to provide income in addition to capital appreciation).
o    unwilling to accept  potential daily changes in the price of Fund shares.
o    speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
 / NUMBER OF SHARES
 = YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S. and Good Friday.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON] HOW TO BUY AND SELL SHARES


The Funds offer multiple classes of shares. A share of each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

CHOOSING A SHARE CLASS. Each Fund has multiple classes of shares, each class representing an interest in the same portfolio of investments. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your investment representative can help you decide among the various classes. Please contact your investment representative for several convenient ways to invest in the Funds. Class K shares are available only to qualified retirement plans, retirement savings programs, educational savings programs and wrap programs through your investment representative.

DISTRIBUTION  EXPENSES. We have adopted a Master Distribution Plan and Agreement
- Class K (commonly known as a "12b-1 Plan") for the Funds' Class K shares. The 12b-1 fees paid by each Fund's Class K shares are used to pay distribution and service fees to IDI for the sale and distribution of the Funds' shares and to pay fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds' Class K shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

Please consult your plan or program sponsor for information on how to buy and sell Class K shares. You may be charged a commission or transaction fee for either purchases or sales of Fund shares.

[INVESCO ICON] YOUR ACCOUNT SERVICES

YOU CAN CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all of your required mailings.

[GRAPH ICON] TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of a Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions and any money that you receive from the sale of shares of the Funds backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders annually with respect to Blue Chip Growth, Dynamics, INVESCO Endeavor and Small Company Growth Funds, and quarterly with respect to Growth & Income and Value Equity Funds, or at such other times as the Funds may elect.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).

A Fund also realizes capital gains and losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although your higher basis may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS


     The financial highlights table is intended to help you understand the financial performance of Investor Class shares of each Fund for the past five years. Certain information reflects financial results for a single Investor Class share. Since Class K shares are new, audited financial information is not available for this class as of the date of this Prospectus. Please note that in 1999, the Company's fiscal year end was changed from April 30 to July 31. In addition, due to a reorganization of some of the Funds in 1999 into the Company, those Funds' fiscal year ends also changed to July 31. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in Investor Class shares of a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Stock Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                              YEAR     PERIOD
                                      SIX MONTHS ENDED       ENDED      ENDED
                                            JANUARY 31     JULY 31    JULY 31               YEAR ENDED AUGUST 31
-----------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH FUND-INVESTOR CLASS              2001        2000    1999(a)       1998       1997      1996      1995
                                             UNAUDITED
PER SHARE DATA
Net Asset Value-
  Beginning of Period                            $8.47       $6.75      $5.15     $ 6.06     $ 5.44    $ 5.33    $ 5.34
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income(b)                        (0.03)        0.00       0.00       0.02       0.01      0.03      0.05
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                 (1.65)        2.48       2.11       0.69       1.39      0.95      0.49
-----------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (1.68)        2.48       2.11       0.71       1.40      0.98      0.54
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)           0.00        0.00       0.00       0.02       0.01      0.03      0.05
Distributions from Capital Gains                  1.07        0.76       0.51       1.60       0.77      0.84      0.50
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               1.07        0.76       0.51       1.62       0.78      0.87      0.55
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period                    $5.72       $8.47     $ 6.75     $ 5.15     $ 6.06    $ 5.44    $ 5.33
=======================================================================================================================

TOTAL RETURN                               (19.09%)(d)      38.42%  42.06%(d)     13.42%     28.14%    20.23%    12.05%

RATIOS
Net Assets-End of Period
  ($000) Omitted)                           $2,095,771  $2,008,680 $1,232,908   $747,739   $709,220  $596,726  $501,285
Ratio of Expenses to
  Average Net Assets                       0.53%(d)(e)    1.02%(e) 1.03%(e)(f)   1.04%(e)   1.07%(e)  1.05%(e)    1.06%
Ratio of Net
Investment Income (Loss) to
  Average Net Assets                        (0.45%)(d)     (0.63%)  (0.08%)(f)      0.37%      0.22%     0.64%    1.07%
Portfolio Turnover Rate                         71%(d)        168%     134%(d)       153%       286%      207%     111%


(a)  From  September 1, 1998 to July 31, 1999.
(b) Net Investment Income aggregated less than $0.01 on a per share basis for the year ended July 31, 2000 and for the period ended July 31, 1999.
(c) Distributions in excess of net investment income aggregated less than $0.01 on a per share basis for the year ended July 31, 2000, for the period ended July 31, 1999 and for the year ended August 31, 1995.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f)  Annualized


                                  SIX MONTHS        YEAR     PERIOD
                                       ENDED       ENDED      ENDED
                                  JANUARY 31     JULY 31    JULY 31                YEAR ENDED APRIL 30
-------------------------------------------------------------------------------------------------------------
DYNAMICS FUND-INVESTOR CLASS            2001        2000    1999(a)       1999       1998      1997      1996
                                   UNAUDITED
PER SHARE DATA
Net Asset Value-
   Beginning of Period                $27.86      $19.39     $18.15     $16.41     $12.02    $13.61    $11.38
-------------------------------------------------------------------------------------------------------------
INCOME  FROM
  INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)       (0.04)      (0.00)       0.00       0.00     (0.05)    (0.04)      0.02
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)      (3.15)        9.51       1.24       3.04       6.39    (0.19)      3.94
-------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
   OPERATIONS                         (3.19)        9.51       1.24       3.04       6.34    (0.23)      3.96
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income(c)                  0.00        0.00       0.00       0.00       0.00      0.00      0.02
Distributions from Capital Gains        0.08        0.00       0.00       1.30       1.95      1.36      1.71
In Excess of Capital Gains              0.00        1.04       0.00       0.00       0.00      0.00      0.00
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     0.08        1.04       0.00       1.30       1.95      1.36      1.73
-------------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period         $24.59      $27.86     $19.39     $18.15     $16.41    $12.02    $13.61
=============================================================================================================

TOTAL RETURN                     (11.43%)(d)      50.34%   6.83%(d)     20.83%     56.42%   (2.34%)    36.32%

RATIOS
Net Assets-End of Period
   ($000 Omitted)                 $8,804,375  $7,865,489 $2,471,482 $2,044,321 $1,340,299  $762,396  $778,416
Ratio of Expenses to
   Average Net Assets(e)             0.45%(d)      0.89%   1.03%(f)      1.05%      1.08%     1.16%     1.14%
Ratio of Net Investment Income
   (Loss) to Average Net Assets    (0.18%)(d)    (0.34%) (0.32%)(f)    (0.41%)    (0.43%)  (0.31%)      0.16%
Portfolio Turnover Rate                29%(d)        75%     23%(d)       129%       178%     204%       196%

(a)  From May 1, 1999 to July 31, 1999.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended July 31, 2000, for the period ended July 31, 1999 and for the year ended April 30, 1999.
(c) Distributions in excess of net investment income aggregated less than $0.01 on a per share basis for the year ended April 30, 1996.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f)  Annualized



                                        SIX MONTHS ENDED     YEAR ENDED     PERIOD ENDED     PERIOD ENDED
                                              JANUARY 31        JULY 31          JULY 31         APRIL 30
---------------------------------------------------------------------------------------------------------
INVESCO ENDEAVOR FUND-INVESTOR CLASS                2001           2000          1999(a)          1999(b)
                                               UNAUDITED
PER SHARE DATA
Net Asset Value-Beginning of Period               $24.32         $16.61           $16.32           $10.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS(c)
Net Investment Loss(d)                            (0.15)         (0.00)           (0.03)           (0.03)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                  (5.58)           9.04             0.32             6.35
---------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (5.73)           9.04             0.29             6.32
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Capital Gains                    0.48           0.23             0.00             0.00
In Excess of Capital Gains                          0.00           1.10             0.00             0.00
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                 0.48           1.33             0.00             0.00
---------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period                     $18.11         $24.32           $16.61           $16.32
=========================================================================================================

TOTAL RETURN                                 (23.45%)(e)         55.84%         1.78%(e)        63.20%(e)

RATIOS
Net Assets-End of Period                        $304,893       $390,638         $109,532          $72,592
($000 Omitted)
Ratio of Expenses to
  Average Net Assets(f)(g)                      0.76%(e)          1.41%         1.49%(h)         1.43%(h)
Ratio of Net Investment Loss to
  Average Net Assets(g)                       (0.66%)(e)        (0.93%)       (0.83%)(h)       (0.55%)(h)
Portfolio Turnover Rate                           85%(e)            81%           47%(e)         107% (e)

(a)  From May 1, 1999 to July 31, 1999.
(b) From October 28, 1998, commencement of investment operations, to April 30, 1999.
(c) The per share information was computed based on average shares for the period ended April 30, 1999.
(d) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended July 31, 2000.
(e) Based on operations for the periods shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by INVESCO for the six months ended January 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.78% and the rate of net investment loss to average net assets would have been (0.68%).
(h)  Annualized



                                        SIX MONTHS ENDED     YEAR ENDED     PERIOD ENDED     PERIOD ENDED
                                              JANUARY 31        JULY 31          JULY 31         APRIL 30
---------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND-INVESTOR CLASS                 2001           2000          1999(a)          1999(b)
                                               UNAUDITED
PER SHARE DATA
Net Asset Value-Beginning of Period               $18.93         $15.37           $14.54           $10.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss(c)                            (0.09)           0.00             0.00             0.00
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                 (2.17)           4.60             0.83             5.22
---------------------------------------------------------------------------------------------------------
TOTAL FROM  INVESTMENT OPERATIONS                 (2.26)           4.60             0.83             5.22
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Capital Gains                    0.79           1.04             0.00             0.68
---------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period                     $15.88         $18.93           $15.37           $14.54
=========================================================================================================

TOTAL RETURN                                 (11.74%)(d)         30.79%         5.71%(d)        53.07%(d)

RATIOS
Net Assets-End of Period
   ($000 Omitted)                               $175,045       $200,584          $61,316          $53,994
Ratio of Expenses to Average
   Net Assets(e)(f)                             0.76%(d)          1.46%         1.52%(g)         1.52%(g)
Ratio of Net Investment Loss to
   Average Net Assets (f)                     (0.48%)(d)        (0.85%)       (0.45%)(g)       (0.25%)(g)
Portfolio Turnover Rate                          150%(d)           177%           46%(d)          121%(d)

(a)  From May 1, 1999 to July 31, 1999.

(b)  From July 1, 1998,  commencement  of  investment  operations,  to April 30,
     1999.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended July 31, 2000 and for the periods ended July 31, 1999 and April 30, 1999.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended July 31, 2000 and the periods ended July 31, 1999 and April 30, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.46%, 1.75% (annualized) and 1.71% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.85%), (0.68%) (annualized) and (0.44%) (annualized), respectively.
(g)  Annualized



                                  SIX MONTHS        YEAR     PERIOD
                                       ENDED       ENDED      ENDED
                                  JANUARY 31     JULY 31    JULY 31                YEAR ENDED MAY 31
-------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND-              2001        2000    1999(a)       1999       1998      1997      1996
   INVESTOR CLASS                  UNAUDITED
PER SHARE DATA
Net Asset Value-
   Beginning of Period                $18.50      $13.61     $12.08     $11.90     $12.82    $14.38     $9.37
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)       (0.01)      (0.00)       0.00       0.00     (0.06)    (0.07)    (0.06)
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)     (2.07)        6.88       1.53       1.35       2.56    (0.96)      5.25
-------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS      (2.08)        6.88       1.53       1.35       2.50    (1.03)      5.19
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Capital Gains        0.93        1.99       0.00       1.17       3.42      0.53      0.18
-------------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period         $15.49      $18.50     $13.61     $12.08     $11.90    $12.82    $14.38
=============================================================================================================

TOTAL RETURN                     (10.81%)(c)      53.55%  12.67%(c)     12.91%     22.65%   (7.08%)    55.78%

RATIOS
Net Assets-End of Period
   ($000 Omitted)                 $1,597,535  $1,440,445   $452,861   $318,109   $272,619  $294,259  $370,029
Ratio of Expenses to
  Average Net Assets(d)(e)          0.60%(c)       1.20%   1.50%(f)      1.51%      1.48%     1.52%     1.48%
Ratio of Net Investment Loss
   to Average Net Assets(d)       (0.09%)(c)     (0.34%) (0.69%)(f)    (0.58%)    (0.42%)   (0.55%)   (0.78%)
Portfolio Turnover Rate                  62%        186%     41%(c)       203%       158%      216%      221%

(a)  From June 1, 1999 to July 31, 1999.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended July 31, 2000 and for the period ended July 31, 1999 and the year ended May 31, 1999.
(c) Based on operations for the period shown and, accordingly, are not representative of a full year.
(d) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended July 31, 2000, the period ended July 31, 1999 and for the years ended May 31, 1999 and 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.21%, 1.62% (annualized), 1.59% and 1.54%, respectively, and ratio of net investment loss to average net assets would have been (0.35%), (0.81%) (annualized), (0.66%) and (0.57%), respectively.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f)  Annualized


                                                              YEAR       PERIOD
                                      SIX MONTHS ENDED       ENDED        ENDED
                                            JANUARY 31     JULY 31      JULY 31               YEAR ENDED AUGUST 31
-----------------------------------------------------------------------------------------------------------------------
VALUE EQUITY FUND-INVESTOR CLASS                  2001        2000      1999(a)       1998       1997      1996      1995
                                             UNAUDITED
PER SHARE DATA
PER SHARE DATA
Net Asset Value-
   Beginning of Period                          $25.15      $29.61       $25.68     $28.30      $22.24   $19.53    $18.12
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net Investment Income                             0.05        0.11         0.17       0.26        0.35     0.35      0.39
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                 0.70      (1.96)         6.25     (0.43)        6.62     3.09      2.58
-----------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  0.75      (1.85)         6.42     (0.17)        6.97     3.44      2.97
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)           0.06        0.11         0.17       0.26        0.35     0.35      0.39
Distributions from Capital Gains                  3.81        2.50         2.32       2.19        0.56     0.38      1.17
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               3.87        2.61         2.49       2.45        0.91     0.73      1.56
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period                   $22.03      $25.15       $29.61     $25.68      $28.30   $22.24    $19.53
=======================================================================================================================

TOTAL RETURN                                  3.91%(c)     (6.52%)    25.41%(c)    (1.06%)      32.04%   17.77%    17.84%

RATIOS
Net Assets-End of Period
   ($000 Omitted)                             $237,774    $248,944     $369,982   $349,984    $369,766 $200,046  $153,171
Ratio of Expenses to
   Average Net Assets(d)                      0.66%(c)    1.31%(e)  1.27%(e)(f)   1.15%(e)    1.04%(e)    1.01%     0.97%
Ratio of Net Investment Income to
   Average Net Assets(d)                      0.23%(c)       0.40%     0.63%(f)      0.86%       1.35%    1.64%     2.17%
Portfolio Turnover Rate                         33%(c)         67%       22%(c)        48%         37%      27%       34%

(a)  From  September 1, 1998 to July 31, 1999.
(b) Distributions in excess of net investment income aggregated less than $0.01 on a per share basis for the year ended July 31, 2000, for the period ended July 31, 1999 and for the year ended August 31, 1998.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Various expenses of the Class were voluntarily absorbed by INVESCO for the six months ended January 31, 2001, the year ended July 31, 2000, the period ended July 31, 1999 and the year ended August 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.76%, 1.44%, 1.38% (annualized) and 1.19%, respectively, and ratio of net investment income to average net assets would have been 0.13%, 0.27%, 0.52% (annualized) and 0.82%, respectively.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian and transfer agent fees).
(f)  Annualized

AUGUST 31,  2001

INVESCO STOCK FUNDS,  INC.
  INVESCO BLUE CHIP GROWTH FUND - CLASS K
  INVESCO DYNAMICS FUND - CLASS K
  INVESCO ENDEAVOR FUND - CLASS K
  INVESCO GROWTH & INCOME FUND - CLASS K
  INVESCO SMALL COMPANY GROWTH FUND - CLASS K
  INVESCO VALUE EQUITY FUND - CLASS K

You may obtain additional information about the Funds from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated August 31, 2001 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 17970, Denver, Colorado 80217; or call 1-800-328-2234. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-1474 and 002-26125.










811-1474

                       STATEMENT OF ADDITIONAL INFORMATION


                            INVESCO STOCK FUNDS, INC.

       INVESCO Blue Chip Growth Fund - Investor Class, Class C and Class K INVESCO Dynamics Fund - Investor Class, Institutional Class, Class C and Class K
           INVESCO Endeavor Fund - Investor Class, Class C and Class K
       INVESCO Growth & Income Fund - Investor Class, Class C and Class K INVESCO Small Company Growth Fund - Investor Class, Class C and Class K
       INVESCO S&P 500 Index Fund - Investor Class and Institutional Class
         INVESCO Value Equity Fund - Investor Class, Class C and Class K

Address:                                  Mailing Address:

7800 E. Union Ave., Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                           In continental U.S., call:

                      1-800-525-8085 for Investor Class and
           1-800-328-2234 for Institutional Class, Class C and Class K




                                 August 31, 2001

--------------------------------------------------------------------------------

A Prospectus for the Investor Class shares of INVESCO Blue Chip Growth, INVESCO Dynamics, INVESCO Endeavor, INVESCO Growth & Income, INVESCO Small Company Growth, INVESCO S&P 500 Index and INVESCO Value Equity Funds; a Prospectus for INVESCO Dynamics Fund - Institutional Class; a Prospectus for INVESCO S&P 500 Index Fund - Institutional Class; and a Prospectus for the Class C shares of INVESCO Blue Chip Growth, INVESCO Dynamics, INVESCO Endeavor, INVESCO Growth & Income, INVESCO Small Company Growth, and INVESCO Value Equity Funds, each dated November 30, 2000, and a Prospectus for Class K shares of INVESCO Blue Chip Growth, INVESCO Dynamics, INVESCO Endeavor, INVESCO Growth & Income, INVESCO Small Company Growth, and INVESCO Value Equity Funds, dated August 31, 2001, provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706, or by calling 1-800-525-8085 for Investor Class and 1-800-328-2234 for Institutional Class, Class C and Class K. The Prospectuses of the Investor Class, Class C and Class K shares of the Funds are also available through the INVESCO Web site at invescofunds.com.

TABLE OF CONTENTS

The Company...........................................................28

Investments, Policies and Risks.......................................29

Investment Restrictions...............................................48

Management of the Funds...............................................51

Other Service Providers...............................................90

Brokerage Allocation and Other Practices..............................91

Capital Stock.........................................................94

Tax Consequences of Owning Shares of a Fund...........................95

Performance...........................................................98

Code of Ethics.......................................................101

Financial Statements.................................................101

Appendix A...........................................................102

THE COMPANY

INVESCO Stock Funds, Inc. (the "Company") was incorporated under the laws of Maryland as INVESCO Dynamics Fund, Inc. on April 2, 1993. On July 1, 1993, the Company assumed all of the assets and liabilities of Financial Dynamics Fund, Inc. ("FDF"), which was incorporated in Colorado on February 17, 1967. All financial and other information about the Company for periods prior to July 1, 1993 relates to FDF. On June 26, 1997, the Company changed its name to INVESCO Capital Appreciation Funds, Inc. and designated two series of shares of common stock of the Company as the INVESCO Dynamics Fund and the INVESCO Growth & Income Fund. On August 28, 1998, the Company changed its name to INVESCO Equity Funds, Inc. and designated a third series of shares of common stock of the Company as the INVESCO Endeavor Fund. On October 29, 1998 the Company changed its name to INVESCO Stock Funds, Inc. On July 15, 1999, the Company assumed all of the assets and liabilities of INVESCO Blue Chip Growth Fund, a series of INVESCO Growth Fund, Inc.; INVESCO Small Company Growth Fund, a series of INVESCO Emerging Opportunity Funds, Inc.; INVESCO S&P 500 Index Fund, a series of INVESCO Specialty Funds, Inc.; and INVESCO Value Equity Fund, a series of INVESCO Value Trust.

The Company is an open-end, diversified, management investment company currently consisting of seven portfolios of investments: INVESCO Blue Chip Growth Fund - Investor Class, Class C and Class K, INVESCO Dynamics Fund - Investor Class, Institutional Class, Class C and Class K, INVESCO Endeavor Fund - Investor Class, Class C and Class K, INVESCO Growth & Income Fund - Investor Class, Class C and Class K, INVESCO Small Company Growth Fund - Investor Class, Class C and Class K, INVESCO S&P 500 Index Fund - Investor Class and Institutional Class and INVESCO Value Equity Fund - Investor Class, Class C and Class K (each a "Fund" and collectively the "Funds"). Additional funds may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

Although S&P 500 Index Fund attempts to mirror the performance of the S&P 500 Composite Stock Price Index ("S&P 500"), the Fund is not affiliated in any way with Standard & Poor's ("S&P"). S&P is not involved in the determination of the prices and amount of the securities bought by the Fund, the sale of Fund shares or the calculation of the equation by which Fund shares are to be converted into cash.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Company, shareholders of the Fund or any other person or entity from the use of the S&P 500 or any data included therein. S&P makes no express or implied warranty, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRs -- American Depository Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment adviser, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Growth & Income Fund may invest up to 25% of its portfolio in lower-rated debt securities, which are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by the Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's, at the time of purchase, the Funds are not permitted to invest in bonds that are in default or are rated CCC or below by S&P or Caa or below by Moody's or, if unrated, are judged by INVESCO to be of equivalent quality. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, INVESCO will limit Fund investments to debt securities which INVESCO believes are not highly speculative and which are rated at least B by S&P and Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB and B) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other ratings services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds, except for S&P 500 Index Fund, may invest in zero coupon bonds and step-up bonds. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

SECTOR RISK -- Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. If the portfolio managers allocate more of their respective Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to the economic, business or other developments which generally affect that sector.

EUROBONDS AND YANKEE BONDS (All Funds, except S&P 500 Index Fund) -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets.

Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The adviser and/or sub-adviser may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, it relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, the adviser and/or sub-adviser may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds'
Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

SPECIAL   RISKS.   Financial   Instruments   and  their  use   involve   special
considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the adviser and/or sub-adviser employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the adviser and/or sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the adviser and/or sub-adviser wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser and/or sub-adviser wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the adviser and/or sub-adviser may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the adviser and/or sub-adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the adviser anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the adviser anticipates. There is no assurance that the adviser's and/or sub-adviser's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS AND COLLARS. The Funds are authorized to enter into swaps, caps, floors and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

ILLIQUID SECURITIES (All Funds, except S&P 500 Index Fund) -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over the counter market.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Standard & Poor's Depository Receipts ("SPDRs") and shares of other investment companies. SPDRs are investment companies whose portfolios mirror the compositions of specific S&P indices, such as the S&P 500 and the S&P 400. SPDRs are traded on the American Stock Exchange. SPDR holders such as a Fund are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities held by the SPDR Trust, net of certain fees and expenses. The Investment Company Act of 1940, as amended (the "1940 Act"), limits investments in securities of other investment companies, such as the SPDR Trust. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and a Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

REITS -- Real Estate Investment Trusts are investment trusts that invest primarily in real estate and securities of businesses connected to the real estate industry.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with commercial banks, registered broker-dealers or registered government securities dealers that are creditworthy under standards established by the Company's board of directors. The Company's board of directors has established standards that INVESCO and the applicable sub-adviser must use to review the creditworthiness of any bank, broker or dealer that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES (All Funds, except S&P 500 Index Fund) -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may from time to time loan securities from its portfolio to brokers, dealers and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities; provided, however, that such loans are made according to the guidelines of the SEC and the Company's board of directors. A Fund may at any time call such loans to obtain the securities loaned. However, if the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions or the Fund may be unable to exercise certain ownership rights. A Fund will be entitled to earn interest paid upon investment of the cash collateral in its permitted investments, or to the payment of a premium or fee for the loan. A Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents an ("Agent").

INVESCO  provides  the  following  services in  connection  with the  securities lending  activities of each Fund: (a) oversees  participation  in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with INVESCO's instructions and with procedures adopted by the board of directors; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the board of directors with respect to securities lending activities; (e) responds to Agent inquiries; and (f) performs such other duties as necessary. INVESCO intends to seek necessary approvals to enable it to earn compensation for providing such services.

The Funds have obtained an exemptive order from the SEC allowing them to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have INVESCO or an affiliate of INVESCO as an investment adviser (the "Affiliated Money Market Funds").

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and are highly volatile.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of
Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when INVESCO and the applicable sub-advisers are satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the Investment Company Act of 1940, as amended ("1940 Act"), a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

      1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrument-alities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

      2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of a Fund's total assets would be invested in the securities of that issuer, or (ii) a Fund would hold more than 10% of the outstanding voting securities of that issuer;

      3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

      4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

      5.    issue senior securities, except as permitted under the 1940 Act;

      6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

      7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

      8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

      9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

      A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

      B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

      C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

      D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

      E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

      Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth the preceding sentence.

Following is a chart outlining some of the limitations pursuant to non-fundamental investment policies set by the board of directors. These non-fundamental policies may be changed by the board of directors without shareholder approval:

--------------------------------------------------------------------------------
INVESTMENT             BLUE CHIP      DYNAMICS      INVESCO      GROWTH & INCOME
                       GROWTH                       ENDEAVOR
--------------------------------------------------------------------------------
 EQUITY SECURITIES     Unlimited      Unlimited     Unlimited    Unlimited
--------------------------------------------------------------------------------
 LOWER RATED           Not Allowed                               Up to 25%
 CORPORATE DEBT
 SECURITIES
--------------------------------------------------------------------------------
 FOREIGN               Up to 25%      Up to 25%     Up to 25%    Up to 25%
 SECURITIES
 (Percentages
 exclude ADRs and
 securities of
 Canadian
 issuers.)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT            SMALL COMPANY     S&P 500 INDEX      VALUE EQUITY
                      GROWTH
--------------------------------------------------------------------------------
EQUITY SECURITIES     Normally, at      Normally,          Normally, at
                      least 65% in      those listed       least 65%
                      companies with    in the S&P 500
                      market capi-      Index
                      talizations of
                      $2 billion or
                      less
--------------------------------------------------------------------------------
LOWER RATED           Up to 5%
CORPORATE DEBT
SECURITIES
--------------------------------------------------------------------------------
FOREIGN               Up to 25%         Only           Up to 25%
SECURITIES                              securities
Percentages                             that are
exclude ADRs and                        listed in the
securities of                           S&P 500 Index
Canadian
issuers.)
--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the Company's investment adviser. INVESCO was founded in 1932 and serves as an investment adviser to:

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc. (formerly, INVESCO Advantage
                Series Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.

      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

As of July 31, 2001, INVESCO managed 46 mutual funds having combined assets of over $32.9 billion, on behalf of more than 3,282,000 shareholder accounts.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $408.4 billion in assets under management as of June 30, 2001.

AMVESCAP PLC's North American subsidiaries include:

      INVESCO Retirements, Inc. ("IRI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

     AMVESCAP National Trust Company (formerly known as Institutional Trust Company, doing business as INVESCO Trust Company), a division of IRI, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. AMVESCAP National Trust Company acts as trustee or custodian to these plans. AMVESCAP National Trust Company accepts contributions and provides complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

      INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO, Inc. includes the following Divisions:

          INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

          INVESCO  Management  &  Research  Division,   Boston,   Massachusetts,
          primarily manages pension and endowment accounts.

          PRIMCO Capital Management Division, Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of
          Section 401(k) retirement plans.

          INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

          INVESCO (NY) Division, New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts.

      A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

      A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

      AIM Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment adviser to the Funds under an Investment Advisory Agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

   o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

   o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

   o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

   o providing the Funds the benefit of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the adviser or any sub-adviser;

   o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

   o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

   o administrative;

   o internal accounting (including computation of net asset value);

   o clerical and statistical;

   o secretarial;

   o all other services necessary or incidental to the administration of the affairs of the Funds;

   o supplying the Company with officers, clerical staff and other employees;

   o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

   o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

   o supplying basic telephone service and other utilities; and

   o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

Blue Chip Growth and Dynamics Funds

   o   0.60% on the first $350 million of each Fund's average net assets;

   o   0.55% on the next $350 million of each Fund's average net assets;

   o   0.50% of each Fund's average net assets from $700 million;

   o   0.45% of each Fund's average net assets from $2 billion;

   o   0.40% of each Fund's average net assets from $4 billion;

   o   0.375% of each Fund's average net assets from $6 billion; and

   o   0.35% of each Fund's average net assets from $8 billion.

INVESCO Endeavor and Growth & Income Funds

   o   0.75% on the first $500 million of each Fund's average net assets;

   o   0.65% on the next $500 million of each Fund's average net assets;

   o   0.55% of each Fund's average net assets from $1 billion;

   o   0.45% of each Fund's average net assets from $2 billion;

   o   0.40% of each Fund's average net assets from $4 billion;

   o   0.375% of each Fund's average net assets from $6 billion; and

   o   0.35% of each Fund's average net assets from $8 billion.

Small Company Growth Fund

   o   0.75% on the first $350 million of the Fund's average net assets;

   o   0.65% on the next $350 million of the Fund's average net assets;

   o   0.55% of the Fund's average net assets from $700 million;

   o   0.45% of the Fund's average net assets from $2 billion;

   o   0.40% of the Fund's average net assets from $4 billion;

   o   0.375% of the Fund's average net assets from $6 billion; and

   o   0.35% of the Fund's average net assets from $8 billion.

S&P 500 Index Fund

   o   0.25% of the Fund's average net assets.

Value Equity Fund

   o   0.75% on the first $500 million of the Fund's average net assets;

   o   0.65% on the next $500 million of the Fund's average net assets;

   o   0.50% of the Fund's average net assets from $1 billion;

   o   0.45% of the Fund's average net assets from $2 billion;

   o   0.40% of the Fund's average net assets from $4 billion;

   o   0.375% of the Fund's average net assets from $6 billion; and

   o   0.35% of the Fund's average net assets from $8 billion.

During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown. Since Blue Chip Growth, Dynamics, INVESCO Endeavor and Growth & Income Funds' Class K shares were not offered until
November 30, 2000, and Small Company Growth and Value Equity Funds' Class K shares were not offered until August 31, 2001, no advisory fees were paid with respect to Class K shares for the periods shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that the Funds' fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Company and INVESCO.

                               Advisory          Total Expense     Total Expense
                               Fee Dollars       Reimbursements    Limitations
                               -----------       --------------    -------------
INVESTOR CLASS
--------------
BLUE CHIP GROWTH FUND
Year Ended July 31, 2000       $ 8,575,984        $      0              N/A
Period Ended July 31, 1999(1)    5,712,698               0              N/A
Year Ended August 31, 1998       4,561,574               0              N/A
Year Ended August 31, 1997       3,922,981               0              N/A

DYNAMICS FUND
Year Ended July 31, 2000       $24,121,605        $      0             1.20%
Period Ended July 31, 1999(2)    2,927,803               0             1.20%(3)
Year Ended April 30, 1999        7,750,919               0             1.21%
Year Ended April 30, 1998        5,874,212               0             1.21%

INVESCO ENDEAVOR FUND
Year Ended July 31, 2000       $ 2,159,491        $      0             1.50%
Period Ended July 31, 1999(2)      173,488               0             1.50%
Period Ended April 30, 1999(4)     206,836               0             1.50%

GROWTH & INCOME FUND
Year Ended July 31, 2000       $ 1,059,505        $    472             1.50%
Period Ended July 31, 1999(2)      107,949          33,201             1.50%
Period Ended April 30, 1999(5)     209,172          53,659             1.50%

SMALL COMPANY GROWTH FUND
Year Ended July 31, 2000       $ 6,057,172        $  1,326             1.50%
Period Ended July 31, 1999(6)      512,934          84,361             1.50%
Year Ended May 31, 1999          1,973,393         201,069             1.50%
Year Ended May 31, 1998          2,334,680               0             1.50%

S&P 500 INDEX FUND
Year Ended July 31, 2000       $   206,633        $269,898             0.60%
Year Ended July 31, 1999            99,317         155,166             0.60%(7)
Period Ended July 31, 1998(8)       10,030          44,823             0.55%

VALUE EQUITY FUND
Year Ended July 31, 2000       $ 2,307,737        $401,744             1.30%
Period Ended July 31, 1999(1)    2,756,316         397,754             1.30%(9)
Year Ended August 31, 1998       3,080,351         164,235             1.25%(10)
Year Ended August 31, 1997       2,250,039               0             1.05%

INSTITUTIONAL CLASS
-------------------
DYNAMICS FUND
Period Ended July 31, 2000(11) $   19,552         $      0             0.95%

S&P 500 INDEX FUND
Year Ended July 31, 2000       $   12,144         $ 31,275             0.35%
Year Ended July 31, 1999            9,042           29,912             0.35%(12)
Period Ended July 31, 1998(8)       3,729           31,239             0.30%

CLASS C(13)
----------

BLUE CHIP GROWTH FUND
Period Ended July 31, 2000     $    3,629            N/A                N/A

DYNAMICS FUND
Period Ended July 31, 2000     $    4,199         $     0             1.95%

INVESCO ENDEAVOR FUND
Period Ended July 31, 2000     $    3,950         $     0             2.25%

GROWTH & INCOME FUND
Period Ended July 31, 2000     $    2,194         $     0             2.25%

SMALL COMPANY GROWTH FUND
Period Ended July 31, 2000     $    3,131         $     0             2.25%

VALUE EQUITY FUND
Period Ended July 31, 2000     $      166         $    19             2.05%

(1) For the period September 1, 1998 through July 31, 1999.
(2) For the period May 1, 1999 through July 31, 1999.
(3) Effective May 13, 1999, the Total Expense Limitation was changed to 1.20%.
(4) For the period October 28, 1998 (commencement of operations) through April 30, 1999.
(5) For the period July 1, 1998 (commencement of operations) through April 30, 1999.
(6) For the period June 1, 1999 through July 31, 1999.
(7) Effective May 13, 1999, the Total Expense Limitation was changed to 0.60%.
(8) For the period December 23, 1997 (commencement of operations) through July 31, 1998.
(9) Effective May 13, 1999, the Total  Expense Limitation was changed to 1.30%.
(10)Effective May 14, 1998,  the Total Expense Limitation was changed to 1.25%.
(11)Institutional class shares of the Fund were offered beginning December 31, 1999, but did not commence investment operations until May 23, 2000.
(12)Effective  May 13, 1999, the Total Expense Limitation  was changed to 0.35%.
(13)Class C shares of the Funds were not offered until February 15, 2000.

THE SUB-ADVISORY AGREEMENT

With respect to S&P 500 Index Fund, World Asset  Management  ("World") serves as
sub-adviser   to  the  Fund   pursuant   to  a   Sub-Advisory   Agreement   (the
"Sub-Agreement") dated July 15, 1999 with INVESCO.

The Sub-Agreement provides that World, subject to the supervision of INVESCO, shall manage the investment portfolio of the Fund in conformity with its investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Fund, consistent with (i) the Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Company, as from time to time amended and in use under the 1933 Act and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Fund the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of World; (e) determining what portion of the Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of the Fund shall be exercised.

The Sub-Agreement provides that, as compensation for its services, World shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the Fund's net assets. The sub-advisory fee is paid by INVESCO, NOT the Fund. The fee is calculated at the following annual rates:

S&P 500 Index Fund

   o   0.07% on the first $10 million of the Fund's average net assets;

   o   0.05% on the next $40 million of the Fund's average net assets; and

   o   0.03% of the Fund's average net assets from $50 million.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated June 1, 2000 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

   o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

   o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% of the average net assets of each Fund. Prior to May 13, 1999, the rate was 0.015% of the average net assets of each Fund.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent and registrar services for the Funds pursuant to a Transfer Agency Agreement dated June 1, 2000 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $22.50 ($20.00 prior to June 1, 2000) per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

During the periods outlined in the table below, the Funds paid the following fees to INVESCO (in some instances, prior to the absorption of certain Fund expenses by INVESCO and the sub-adviser, where applicable). Since Blue Chip Growth, Dynamics, INVESCO Endeavor and Growth & Income Funds' Class K shares were not offered until November 30, 2000 and Small Company Growth and Value Equity Funds' Class K shares were not offered until August 31, 2001, no fees were paid with respect to Class K shares for the periods shown below.

                                                 Administrative        Transfer
                                  Advisory          Services            Agency
                                  --------       --------------        --------
INVESTOR CLASS
--------------
BLUE CHIP GROWTH FUND
Year Ended July 31, 2000       $ 8,575,984         $   735,074       $ 2,205,390
Period Ended July 31, 1999(1)    5,712,698             248,879         1,500,795
Year Ended August 31, 1998       4,561,574             131,098         1,160,513
Year Ended August 31, 1997       3,922,981             112,386         1,066,438

DYNAMICS FUND
Year Ended July 31, 2000       $24,121,605         $ 2,364,403       $ 5,667,641
Period Ended July 31, 1999(2)    2,927,803             236,694           993,382
Year Ended April 30, 1999        7,750,919             226,800         2,693,081
Year Ended April 30, 1998        5,874,212             170,476         2,156,766

INVESCO ENDEAVOR FUND
Year Ended July 31, 2000       $ 2,159,491         $   139,556       $   760,730
Period Ended July 31, 1999(2)      173,488              12,209            57,863
Period Ended April 30, 1999(3)     206,836               9,217            52,532

GROWTH & INCOME FUND
Year Ended July 31, 2000       $ 1,059,505         $    73,553       $   365,832
Period Ended July 31, 1999(2)      107,949               8,442            47,918
Period Ended April 30, 1999(4)     209,172              12,517            70,040

SMALL COMPANY GROWTH FUND
Year Ended July 31, 2000       $ 6,057,172         $   425,252       $ 1,830,351
Period Ended July 31, 1999(5)      512,934              33,164           327,104
Year Ended May 31, 1999          1,973,393              54,324         1,116,282
Year Ended May 31, 1998          2,334,680              56,738         1,090,224

S&P 500 INDEX FUND
Year Ended July 31, 2000       $   206,633         $    46,635       $   174,030
Year Ended July 31, 1999            99,317              19,051            76,345
Period Ended July 31, 1998(6)       10,030               4,250             7,631

VALUE EQUITY FUND
Year Ended July 31, 2000       $ 2,307,737         $    148,463      $   970,885
Period Ended July 31, 19991      2,756,316               89,785        1,011,717
Year Ended August 31, 1998       3,080,351               71,607          918,694
Year Ended August 31, 1997       2,250,039               55,001          610,115

INSTITUTIONAL CLASS
-------------------
DYNAMICS FUND
Period Ended July 31, 2000(7)  $    19,552         $      2,006      $         4

S&P 500 INDEX FUND
Year Ended July 31, 2000       $    12,144         $      2,745      $     6,061
Year Ended July 31, 1999             9,042                1,793            2,447
Period Ended July 31, 1998(6)        3,729                2,624              266

CLASS C(8)
----------
BLUE CHIP GROWTH FUND
Period Ended July 31, 2000     $     3,629         $        314      $       946

DYNAMICS FUND
Period Ended July 31, 2000     $     4,199         $        429      $     1,739

INVESCO ENDEAVOR FUND
Period Ended July 31, 2000     $     3,950         $        251      $     1,013

GROWTH & INCOME FUND
Period Ended July 31, 2000     $     2,194         $        149      $       329

SMALL COMPANY GROWTH FUND
Period Ended July 31, 2000     $     3,131         $        227      $       554

VALUE EQUITY FUND
Period  Ended  July 31, 2000   $       166         $         11      $        69

(1)  For the  period  September  1, 1998 through July 31, 1999.
(2)  For the period May 1, 1999 through July 31, 1999.
(3) For the period October 28, 1998 (commencement of operations) through April 30, 1999.
(4) For the period July 1, 1998 (commencement of operations) through April 30, 1999.
(5)  For the period June 1, 1999  through  July 31,  1999.
(6)  For the period December 23, 1997  (commencement of operations) through
     July  31,  1998.
(7) Institutional Class shares were offered beginning December 31, 1999, but did not commence investment operations until May 23, 2000.
(8)  The Class C shares of the Funds were not offered until February 15, 2000.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a  management  liaison  committee  which  meets  quarterly  with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivative usage by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The Company has a legal committee, an insurance committee, a compensation committee and a defined benefit deferred compensation plan (the "plan") committee. These committees meet when necessary to review legal, insurance, compensation and plan matters of importance to the directors of the Company.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc. (formerly, INVESCO Advantage
                  Series Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. Their affiliations represent their principal occupations.

                             POSITION(S) HELD         PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE       WITH COMPANY             DURING PAST FIVE YEARS

Mark H. Williamson           President, Chief         Chief Executive Officer
(2)(3)(11)                   Executive Officer        and Chairman of the
7800 E. Union Avenue         and Chairman of the      Board of INVESCO Funds
Denver, Colorado             Board                    Group, Inc.; Chief
Age:  50                                              Executive Officer and
                                                      Chairman of the Board
                                                      of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, President of
                                                      INVESCO Funds Group,
                                                      Inc.; formerly,
                                                      President of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, President,
                                                      Chief Operating Officer
                                                      and Chairman of the
                                                      Board of INVESCO Global
                                                      Health Sciences
                                                      Fund; formerly,
                                                      Chairman and Chief
                                                      Executive Officer of
                                                      NationsBanc Advisors,
                                                      Inc.; formerly,
                                                      Chairman of NationsBanc
                                                      Investments, Inc.

Fred A. Deering              Vice Chairman of the     Formerly, Trustee of
(1)(2)(7)(8)                 Board                    INVESCO Global Health
1551 Larimer Street, #1701                            Sciences Fund;
Denver, Colorado                                      formerly, Chairman of
Age:  73                                              the Executive Committee
                                                      and Chairman of the Board
                                                      of Security Life of Denver
                                                      Insurance Company;
                                                      Director of ING  American
                                                      Holdings Company and First
                                                      ING Life Insurance Company
                                                      of New York.

                             POSITION(S) HELD         PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE       WITH COMPANY             DURING PAST FIVE YEARS

Victor L. Andrews,           Director                 Professor Emeritus,
Ph.D.(4)(6)(10)(11)                                   Chairman Emeritus and
34 Seawatch Drive                                     Chairman of the CFO
Savannah, Georgia                                     Roundtable of the
Age:  71                                              Department of Finance
                                                      of Georgia State
                                                      University; President,
                                                      Andrews Financial
                                                      Associates, Inc. (con-
                                                      sulting firm); Director
                                                      of The  Sheffield
                                                      Funds, Inc.; formerly,
                                                      member of the faculties
                                                      of the Harvard Business
                                                      School and the Sloan
                                                      School of  Management
                                                      of MIT.


Bob R. Baker                 Director                 Consultant (since
(2)(4)(5)(9)(10)(11)                                  2000); formerly,
37 Castle Pines Dr., N.                               President and Chief
Castle Rock, Colorado                                 Executive Officer (1989
Age:  65                                              to 2000) of AMC Cancer
                                                      Research  Center,  Denver,
                                                      Colorado; until
                                                      mid-December 1988, Vice
                                                      Chairman  of the  Board of
                                                      First  Columbia  Financial
                                                      Corporation, Englewood,
                                                      Colorado; formerly,
                                                      Chairman of the Board and
                                                      Chief Executive Officer of
                                                      First Columbia  Financial
                                                      Corporation.

Charles W. Brady(3)          Director                 Chief Executive Officer
1315 Peachtree St., N.E.                              and Chairman of
Atlanta, Georgia                                      AMVESCAP PLC, London,
Age:  66                                              England and various
                                                      subsidiaries of AMVESCAP
                                                      PLC; formerly, Trustee of
                                                      INVESCO Global  Health
                                                      Sciences Fund.

                             POSITION(S) HELD         PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE       WITH COMPANY             DURING PAST FIVE YEARS

Lawrence H. Budner           Director                 Trust Consultant; prior
(1)(5)(10)(11)                                        to June 30, 1987,
7608 Glen Albens Circle                               Senior Vice President
Dallas, Texas                                         and Senior Trust
Age:  71                                              Officer of InterFirst
                                                      Bank, Dallas, Texas.

James T. Bunch(4)(5)(9)      Director                 Principal and Founder
3600 Republic Plaza                                   of Green Manning &
370 Seventeenth Street                                Bunch Ltd., Denver,
Denver, Colorado                                      Colorado, since August
Age:  58                                              1988; Director and
                                                      Secretary of Green
                                                      Manning & Bunch
                                                      Securities, Inc.,
                                                      Denver, Colorado, since
                                                      September 1993; Vice
                                                      President and Director
                                                      of Western Golf
                                                      Association and Evans
                                                      Scholars Foundation;
                                                      formerly, General
                                                      Counsel and Director of
                                                      Boettcher & Co.,
                                                      Denver, Colorado;
                                                      formerly, Chairman and
                                                      Managing Partner of
                                                      Davis Graham & Stubbs,
                                                      Denver, Colorado.

Raymond R. Cunningham(3)     Vice President and       Director, President and
7800 E. Union Avenue         Director                 Chief Operating Officer
Denver, Colorado                                      of INVESCO Funds Group,
Age: 50                                               Inc.; Director and
                                                      President of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Senior Vice
                                                      President of INVESCO
                                                      Funds Group, Inc.;
                                                      formerly, Senior Vice
                                                      President of GT Global
                                                      - North America
                                                      (1992-1998).

                             POSITION(S) HELD         PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE       WITH COMPANY             DURING PAST FIVE YEARS

Wendy L. Gramm,              Director                 Self-employed (since
Ph.D.(4)(6)(9)                                        1993); Distinguished
4201 N. Yuma Street, N.W.                             Senior Fellow and Direc-
Washington, D.C.                                      tor, Regulatory Studies
Age: 56                                               Program, Mercatus Center
                                                      George  Mason  University,
                                                      VA; formerly, Chairman,
                                                      Commodity Futures
                                                      Trading Commission;
                                                      Administrator for
                                                      Information and Regulatory
                                                      Affairs at the Office
                                                      of Management and Budget.
                                                      Also, Director of Enron
                                                      Corporation, IBP, Inc.,
                                                      State Farm Insurance
                                                      Company, International
                                                      Republic Institute, and
                                                      the Texas Public Policy
                                                      Foundation; formerly,
                                                      Director of the Chicago
                                                      Mercantile Exchange (1994
                                                      to 1999), Kinetic
                                                      Concepts, Inc. (1996  to
                                                      1997), and the Independent
                                                      Women's Forum (1994 to
                                                      1999).

Richard W. Healey(3)         Director                 Director and Senior
7800 E. Union Avenue                                  Vice President of
Denver, Colorado                                      INVESCO Funds Group,
Age:  46                                              Inc.; Director and
                                                      Senior Vice President
                                                      of INVESCO Distributors,
                                                      Inc.; formerly, Senior
                                                      Vice President of GT
                                                      Global-North America
                                                      (1996 to 1998) and The
                                                      Boston Company (1993 to
                                                      1996).

                             POSITION(S) HELD         PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE       WITH COMPANY             DURING PAST FIVE YEARS

Gerald J. Lewis(1)(6)(7)     Director                 Chairman of Lawsuit Res-
701 "B" Street                                        olution Services, San
Suite 2100                                            Diego, California since
San Diego, California                                 1987; Director of
Age:  67                                              General Chemical Group,
                                                      Inc., Hampdon, New Hamp-
                                                      shire, since 1996; for-
                                                      merly, Associate
                                                      Justice of the
                                                      California Court of
                                                      Appeals; Director of
                                                      Wheelabrator Technolo-
                                                      gies, Inc., Fisher
                                                      Scientific, Inc.,
                                                      Henley Manufacturing,
                                                      Inc., and California
                                                      Coastal Properties,
                                                      Inc.; Of Counsel,
                                                      Latham & Watkins, San
                                                      Diego, California (1987
                                                      to 1997).

                             POSITION(S) HELD         PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE       WITH COMPANY             DURING PAST FIVE YEARS

John W. McIntyre             Director                 Retired. Formerly, Vice
(1)(2)(5)(7)                                          Chairman of the Board
7 Piedmont Center                                     of Directors of The
Suite 100                                             Citizens and Southern
Atlanta, Georgia                                      Corporation  and  Chairman
Age:  70                                              of the  Board and Chief
                                                      Executive Officer of The
                                                      Citizens and Southern
                                                      Georgia Corp. and The
                                                      Citizens and Southern
                                                      National Bank; formerly,
                                                      Trustee of INVESCO Global
                                                      Health Sciences Fund and
                                                      the Employee's Retirement
                                                      System of GA, Emory
                                                      University; Trustee
                                                      of Gables Residential
                                                      Trust, and  Trustee and
                                                      Chairman of the J.M. Tull
                                                      Charitable  Foundation;
                                                      Director of  Kaiser
                                                      Foundation Health
                                                      Plans of Georgia, Inc.

Larry Soll, Ph.D.            Director                 Retired.  Formerly,
(4)(6)(9)(10)(11)                                     Chairman of the Board
2358 Sunshine Canyon Drive                            (1987 to 1994), Chief
Boulder, Colorado                                     Executive Officer (1982
Age:  59                                              to 1989 and 1993 to
                                                      1994) and President
                                                      (1982 to 1989) of
                                                      Synergen Inc.; Director
                                                      of Synergen since
                                                      incorporation in 1982;
                                                      Director of Isis
                                                      Pharmaceuticals, Inc.;
                                                      formerly, Trustee of
                                                      INVESCO Global Health
                                                      Sciences Fund.

                             POSITION(S) HELD         PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE       WITH COMPANY             DURING PAST FIVE YEARS

Glen A. Payne                Secretary                Senior Vice President,
7800 Union Avenue                                     General Counsel and Sec-
Denver, Colorado                                      retary of INVESCO Funds
Age:  53                                              Group, Inc.; Senior
                                                      Vice President,
                                                      Secretary and General
                                                      Counsel of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Secretary of
                                                      INVESCO Global Health
                                                      Sciences Fund; formerly,
                                                      General Counsel of
                                                      INVESCO Trust Company
                                                      (1989 to 1998) and
                                                      employee of a U.S.
                                                      regulatory agency,
                                                      Washington, D.C. (1973
                                                      to 1989).

Ronald L. Grooms             Chief Accounting         Senior Vice President,
7800 E. Union Avenue         Officer, Chief           Treasurer and Director
Denver, Colorado             Financial Officer        of INVESCO Funds Group,
Age:  54                     and Treasurer            Inc.; Senior Vice
                                                      President, Treasurer and
                                                      Director of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Treasurer and
                                                      Principal Financial
                                                      and Accounting Officer
                                                      of INVESCO Global
                                                      Health Sciences Fund;
                                                      formerly, Senior Vice
                                                      President and Treasurer
                                                      of INVESCO Trust
                                                      Company (1988 to 1998).

                             POSITION(S) HELD         PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND AGE       WITH COMPANY             DURING PAST FIVE YEARS

William J. Galvin, Jr.       Assistant Secretary      Senior Vice President,
7800 E. Union Avenue                                  Assistant Secretary and
Denver, Colorado                                      Director of INVESCO
Age: 45                                               Funds Group, Inc.;
                                                      Senior Vice President,
                                                      Assistant Secretary and
                                                      Director of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Trust Officer
                                                      of INVESCO Trust
                                                      Company (1995 to 1998).

Pamela J. Piro               Assistant Treasurer      Vice President and
7800 E. Union Avenue                                  Assistant Treasurer of
Denver, Colorado                                      INVESCO Funds Group,
Age:  41                                              Inc.; Assistant
                                                      Treasurer of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Assistant
                                                      Vice President (1996 to
                                                      1997), Director -
                                                      Portfolio Accounting
                                                      (1994 to 1996),
                                                      Portfolio Accounting
                                                      Manager (1993 to 1994)
                                                      and Assistant
                                                      Accounting Manager
                                                      (1990 to 1993).

Judy P. Wiese               Assistant Secretary       Vice President and
7800 Union Avenue                                     Assistant Secretary of
Denver, Colorado                                      INVESCO Funds Group,
Age:  53                                              Inc.;  Assistant
                                                      Secretary of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Trust Officer
                                                      of INVESCO Trust
                                                      Company.

(1)  Member of the audit committee of the Company.

(2) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(3) These directors are "interested persons" of the Company as defined in the 1940 Act.

(4)  Member of the management liaison committee of the Company.

(5)  Member of the brokerage committee of the Company.

(6)  Member of the derivatives committee of the Company.

(7)  Member of the legal committee of the Company.

(8)  Member of the insurance committee of the Company.

(9)  Member of the nominating committee of the Company.

(10) Member of the compensation committee of the Company.

(11) Member of the defined benefit deferred compensation plan committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the period ended July 31, 2000.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors or trustees for services rendered in their capacities as directors or trustees during the year ended December 31, 2000. As of December 31, 2000, there were 46 funds in the INVESCO Complex.

--------------------------------------------------------------------------------
Name of Person        Aggregate      Benefits     Estimated      Total
and Position          Compensation   Accrued As   Annual         Compensation
                      From           Part of      Benefits Upon  From
                      Company(1)     Company      Retirement(3)  INVESCO Complex
                                     Expenses(2)                 Paid To
                                                                 Directors(7)
--------------------------------------------------------------------------------
Fred A.                   $17,148        $15,983        $7,801        $112,250
Deering, Vice
Chairman of
the Board
--------------------------------------------------------------------------------
Victor L. Andrews          16,409         15,310         9,031          89,200
--------------------------------------------------------------------------------
Bob R. Baker               16,546         13,671        12,102          92,500
--------------------------------------------------------------------------------
Lawrence H. Budner         16,108         15,310         9,031          88,850
--------------------------------------------------------------------------------
James T. Bunch(4)           8,119              0             0          86,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Name of Person        Aggregate      Benefits     Estimated      Total
and Position          Compensation   Accrued As   Annual         Compensation
                      From           Part of      Benefits Upon  From
                      Company(1)     Company      Retirement(3)  INVESCO Complex
                                     Expenses(2)                 Paid To
                                                                 Directors(7)
--------------------------------------------------------------------------------
Daniel D. Chabris(5)        4,684         15,261         7,430          34,000
--------------------------------------------------------------------------------
Wendy L. Gramm             15,797              0             0          87,600
--------------------------------------------------------------------------------
Kenneth T. King (5)        12,356         16,176         7,430          68,000
--------------------------------------------------------------------------------
Gerald J. Lewis(4)          8,389              0             0          86,350
--------------------------------------------------------------------------------
John W. McIntyre           17,127          4,219         9,031         116,000
--------------------------------------------------------------------------------
Larry Soll                 15,973              0             0         110,100
--------------------------------------------------------------------------------
Total                     148,656         95,930        61,856         970,850
-------------------------------------------------------------------------------
% of Net Assets        0.0012%(6)     0.0008%(6)                    0.0024%(7)
--------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Drs. Soll and Gramm and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, and was not included in the calculation of retirement benefits until November 1, 1999.

(4) Messrs. Bunch and Lewis became directors of the Company on January 1, 2000.

(5) Mr. Chabris retired as a director of the Company on September 30, 1998. Mr. King retired as a director of the Company on December 31, 1999.

(6) Total as a percentage of the Company's net assets as of July 31, 2000.

(7) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1999.

Messrs. Brady, Cunningham, Healey and Williamson, as "interested persons" of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors of the Funds. Under this Plan, each director who is not an interested person of the Funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive a retirement benefit. Commencing with attainment of age 72 by a Qualified Director who voluntarily retires prior to reaching age 72 and commencing with the date of retirement of a Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Qualified Director's life or ten years, whichever is longer. If a Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to Mr. Chabris as of October 1, 1998 and to Mr. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Mr. King was entitled to receive 100% of such annual retainer and board meeting fees in 2000. Annual payments made to Messrs. Chabris and King exceed $34,000 per year. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of July 31, 2001, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Investor Class
--------------

Blue Chip Growth Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership           Percentage Owned
                                (Record/Beneficial)
================================================================================
Merrill Lynch                   Record                       9.34%
Security #97MN6
4800 Deerlake Drive East
Jacksonville, FL  32246-6489
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.      Record                       7.70%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
FIIOC Agent                     Record                       5.01%
Employee Benefit Plans
100 Magellan Way KWIC
Covington, KY  41015-1987
--------------------------------------------------------------------------------

Dynamics Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership           Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.      Record                       15.24%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Connecticut General Life Ins.   Record                        7.47%
c/o Carmen G. Rivera
One Commercial Plaza
280 Trumball St. H19-B
Hartford, CT 06103
--------------------------------------------------------------------------------
FIIOC Agent                     Record                        5.95%
Employee Benefit Plans
100 Magellan Way KWIC
Covington, KY 41015-1987
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership           Percentage Owned
                                (Record/Beneficial)
================================================================================
Nat'l Financial Services Corp.  Record                        5.79%
The Exclusive Benefit of
Cust
One World Financial Center
200 Liberty St., 5th Floor
Attn: Kate Recon
New York, NY 10281-5500
--------------------------------------------------------------------------------

INVESCO Endeavor Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co. Inc.       Record                      20.65%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Nat'l Financial Services Corp.  Record                       6.27%
The Exclusive Benefit
of Cust
One World Financial Center
200 Liberty St., 5th Floor
Attn: Kate -Recon
New York, NY 10281-5500
--------------------------------------------------------------------------------

Growth & Income Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.      Record                      15.08%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Firstar Trust Co. TR            Record                       5.96%
City of Milwaukee
Deferred Compensation Plan
DTD 9/1/87
Lipper Advisory Svc.
777 E. Wisconsin Ave. Fl. 9
Milwaukee, WI  53202-5300
--------------------------------------------------------------------------------

Small Company Growth Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.      Record                      15.24%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Connecticut General Life Ins.   Record                      10.01%
c/o Carmon G. Rivera
One Commercial Plaza
280 Trumball St. H19-B
Hartford, CT 06103
--------------------------------------------------------------------------------
FIIOC Agent                     Record                       5.81%
Employee Benefit Plans
100 Magellan Way KW1C
Covington, KY 41015-1987
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Principal Life                  Record                      5.30%
P.O. Box 8704
1013 Centre Rd.
Wilmington, DE 19805-1265
--------------------------------------------------------------------------------
Citizens Bank TR                Record                      5.23%
3332022
101 N. Washington Ave.
Saginaw, MI  48607-1206
--------------------------------------------------------------------------------

S&P 500 Index Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.      Record                      7.34%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

Value Equity Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.      Record                      8.11%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership           Percentage Owned
                                (Record/Beneficial)
================================================================================
INVESCO Trust Company           Record                       7.60%
The Ritz Carlton
Hotel Company LLC
Special Reserve Plan DC
400 Colony Square Suite 2200
1201 Peachtree Street NE
Atlanta, GA 30361-6302
--------------------------------------------------------------------------------
INVESCO Trust Co. TR            Record                       6.65%
Carle Clinic Association
Profit Sharing Plan
602 West University Ave.
Urbana, IL 61801-2530
--------------------------------------------------------------------------------
Institutional Trust Co. TR      Record                       6.61%
Magellan Health Services
Retirement Savings Plan &
Trust 401K
6950 Columbia Gateway Dr.
Columbia, MD 21046-2706
--------------------------------------------------------------------------------


Institutional Class
-------------------

Dynamics Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
William Jewell College          Record                      89.26%
Attn: Sandra Hader
500 College HL
Liberty, MO 64068-1896
--------------------------------------------------------------------------------
First Union National Bank       Record                      10.74%
Reinvestment Account
1525 W. Wt. Harris Blvd. #1151
Charlotte, NC  28288
--------------------------------------------------------------------------------

S&P 500 Index Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
James V. Johnson                Beneficial                  23.14%
Evelyn L. Johnson Co-Trs.
Johnson Living Trust
UA 10/23/96
4700 Aberfeldy Rd.
Reno, NV  89509-0943
--------------------------------------------------------------------------------
INVESCO Trust Co. Tr            Record                      22.64%
REA Magnet Wire Company, Inc.
Executive Deferred Comp Plan
3600 East Pontiac Street
Fort Wayne, IN  46803-3804
--------------------------------------------------------------------------------
INVESCO Trust Co. Tr.           Record                      12.72%
REA Magnet Wire Company Inc.
Supplemental Exec. Retirement
  Plan
3600 East Pontiac Street
Fort Wayne, IN  46803-3804
--------------------------------------------------------------------------------
Morris Communications Corp.     Record                      11.25%
Defined Benefit Pension Plan
For Collectively Bargained Employ
of Stouffer Communications, Inc.
P.O. Box 936
Augusta, GA  30903-0936
--------------------------------------------------------------------------------
Charles Schwab & Co. Inc.       Record                      6.44%
Special Custody Acct For The
Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

Class C
-------

Blue Chip Growth Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
None

--------------------------------------------------------------------------------

Dynamics Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
None

--------------------------------------------------------------------------------

INVESCO Endeavor Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
None

--------------------------------------------------------------------------------

Growth & Income Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
None

--------------------------------------------------------------------------------

Small Company Growth Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
None

--------------------------------------------------------------------------------

Value Equity Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
AMVESCAP Natl. TC Cust IRA R/O  Beneficial                  8.64%
Richard N. McDaniel
1505 Forest Meadows Ct
Bedford, TX  76021-3404
--------------------------------------------------------------------------------
Legg Mason Wood Walker, Inc.    Record                      5.64%
386-01104-14
P.O. Box 1476
Baltimore, MD  21202
--------------------------------------------------------------------------------
Martha T. Blaine                Beneficial                  5.62%
10147 Timber Trail Dr.
Dallas, TX  75229-6024
--------------------------------------------------------------------------------

Class K
-------

Blue Chip Growth Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
PFPC Brokerage Services         Record                      83.24%
FBO American Skandia
211 S. Gulph Rd.
Kng of Prussa, PA  19406-3101
--------------------------------------------------------------------------------
Securities Trust                Record                      9.15%
Gold K Com
LLC 401k PSP
2390 E. Camelback Rd.
Ste 240
Phoenix, AZ  85016-3434
--------------------------------------------------------------------------------
INVESCO Funds Group, Inc.       Beneficial                  7.07%
Attn:  Sheila Wendland
P.O. Box 173706
Denver, CO  80217-3706
--------------------------------------------------------------------------------

Dynamics Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership         Percentage Owned
                                (Record/Beneficial)
================================================================================
PFPC Brokerage Services         Record                     74.70%
FBO American Skandia
211 S. Gulph Rd.
Kng of Prussa, PA  19406-3101
--------------------------------------------------------------------------------
INVESCO Funds Group, Inc.       Beneficial                 12.19%
Attn:  Sheila Wendland
P.O. Box 173706
Denver, CO  80217-3706
--------------------------------------------------------------------------------
Securities Trust                Record                     7.32%
Gold K Com
LLC 401k PSP
2390 E. Camelback Rd.
Ste 240
Phoenix, AZ  85016-3434
--------------------------------------------------------------------------------
Trust Lynx & Co.                Record                     5.78%
Company # 20B
P.O. Box 173706
Denver, CO  80217-3736
--------------------------------------------------------------------------------

INVESCO Endeavor Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
INVESCO Funds Group, Inc.       Beneficial                  100%
Attn:  Sheila Wendland
P.O. Box 173706
Denver, CO  80217-3706
--------------------------------------------------------------------------------

Growth & Income Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
PFPC Brokerage Services         Record                      88.64%
FBO American Skandia
211 S. Gulph Rd.
Kng of Prussa, PA  19406-3101
--------------------------------------------------------------------------------
INVESCO Funds Group, Inc.       Beneficial                  6.26%
Attn: Sheila Wendland
P.O. Box 173706
Denver, CO  80217-3706
--------------------------------------------------------------------------------
Securities Trust                Record                      5.10%
Gold K Com
LLC 401k PSP
2390 E. Camelback Rd.
Ste 240
Phoenix, AZ  85016-3434
--------------------------------------------------------------------------------

Small Company Growth Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

Value Equity Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

As of August 8, 2001, officers and directors of the Company, as a group, beneficially owned less than 1% of each of the Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution (collectively, the "Plans"), which have been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

INVESTOR CLASS. The Company has adopted a Master Distribution Plan and Agreement
- Investor Class (the "Investor Class Plan") with respect to Investor Class shares, which provides that the Investor Class shares of each Fund will make monthly payments to IDI computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's Investor Class shares to investors. Payments by a Fund under the Investor Class Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided.

CLASS C. The Company has adopted a Master Distribution Plan and Agreement - Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the Funds pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class C shares of each Fund and that provide continuing personal services to their customers who own such Class C shares of a Fund.

Of the aggregate amount payable under the Class C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee. Payment to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class C shares of a Fund.

IDI may pay sales commissions to dealers and institutions that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months year, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors who may not pay the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the dealer or institution elect to waive the sales commission, the 12b-1 fee will begin accruing immediately.

CLASS K. The Company has adopted a Master Distribution Plan and Agreement - Class K pursuant to Rule 12b-1 under the 1940 Act relating to Class K shares (the "Class K Plan"). Under the Class K Plan, Class K shares of the Funds pay compensation to IDI at an annual rate of 0.45% of average net assets attributable to Class K shares for the purpose of financing any activity which is primarily intended to result in the sale of Class K shares. The Class K Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class K shares of each Fund and that provide continuing personal services to their customers who own such Class K shares of a Fund.

Of the aggregate amount payable under the Class K Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund may be characterized as a service fee.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected securities companies and other financial institutions and organizations which may enter into agreements with IDI. Payments will be made by IDI to broker-dealers who sell shares of a Fund and may be made to banks, savings and loan associations and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the banks would no longer invest customer assets in the Funds. Neither the Company nor its investment adviser will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by a Fund. Financial institutions and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class instead of another.

The Funds made payments to IDI under the Investor Class Plan during the fiscal year ended July 31, 2000 in the amounts of $3,884,705, $11,964,996, $661,647,
$327,702,  $2,097,852,  $201,498,  and  $800,902  for Blue  Chip  Growth  Fund -
Investor Class, Dynamics Fund - Investor Class, INVESCO Endeavor Fund - Investor Class, Growth & Income Fund - Investor Class, Small Company Growth Fund -
Investor Class, S&P 500 Index Fund - Investor Class and Value Equity Fund - Investor Class, respectively. In addition, as of the fiscal year ended July 31, 2000, $420,816, $1,639,628, $82,054, $38,417, $307,279, $18,945 and $51,382 of
additional distribution accruals had been incurred by Blue Chip Growth Fund - Investor Class, Dynamics Fund - Investor Class, INVESCO Endeavor Fund - Investor Class, Growth & Income Fund - Investor Class, Small Company Growth Fund -
Investor Class, S&P 500 Index Fund - Investor Class and Value Equity Fund - Investor Class, respectively, and will be paid during the fiscal year ended July 31, 2001.

The Funds made payments to IDI under the Class C Plan during the fiscal year ended July 31, 2000 in the amount of $4,048, $5,635, $3,133, $1,793, $3,128, and
$108 for Blue Chip Growth Fund - Class C, Dynamics Fund - Class C, INVESCO Endeavor Fund - Class C, Growth & Income Fund - Class C, Small Company Growth Fund - Class C and Value Equity Fund - Class C, respectively. In addition, as of the fiscal year ended July 31, 2000, $2,740, $3,710, $2,041, $1,091, $1,765 and
$110 of additional distribution accruals had been incurred by Blue Chip Growth Fund - Class C, Dynamics Fund - Class C, INVESCO Endeavor Fund - Class C, Growth & Income Fund - Class C, Small Company Growth Fund - Class C and Value Equity Fund - Class C, respectively, and will be paid during the fiscal year ended July 31, 2001.

Since Blue Chip Growth, Dynamics, INVESCO Endeavor and Growth & Income Funds' Class K shares were not offered until November 30, 2000, and Small Company Growth and Value Equity Funds' Class K shares were not offered until August 31, 2001, those shares made no payments to IDI under the Class K Plan during the fiscal year ended July 31, 2000.

For the fiscal year ended July 31, 2000, allocation of 12b-1 amounts paid by the Funds for the following categories of expenses were:

INVESTOR CLASS
--------------

BLUE CHIP GROWTH FUND

Advertising                                                     $1,111,709
Sales literature, printing, and postage                         $  456,634
Direct Mail                                                     $   88,779
Public Relations/Promotion                                      $  289,359
Compensation to securities dealers and other organizations      $1,184,915
Marketing personnel                                             $  753,309

DYNAMICS FUND

Advertising                                                     $2,292,040
Sales literature, printing, and postage                         $  995,789
Direct Mail                                                     $  221,892
Public Relations/Promotion                                      $  648,256
Compensation to securities dealers and other organizations      $6,094,085
Marketing personnel                                             $1,712,934

INVESCO ENDEAVOR FUND

Advertising                                                     $  454,599
Sales literature, printing, and postage                         $   30,065
Direct Mail                                                     $   21,347
Public Relations/Promotion                                      $   19,580
Compensation to securities dealers and other organizations      $   93,540
Marketing personnel                                             $   42,516

GROWTH & INCOME FUND

Advertising                                                     $  222,069
Sales literature, printing, and postage                         $   12,724
Direct Mail                                                     $   16,716
Public Relations/Promotion                                      $    8,603
Compensation to securities dealers and other organizations      $   45,126
Marketing personnel                                             $   22,464

SMALL COMPANY GROWTH FUND

Advertising                                                     $  427,519
Sales literature, printing, and postage                         $  203,422
Direct Mail                                                     $   31,107
Public Relations/Promotion                                      $  131,376
Compensation to securities dealers and other organizations      $  986,052
Marketing personnel                                             $  318,376

S&P 500 INDEX FUND

Advertising                                                     $   44,822
Sales literature, printing, and postage                         $   20,803
Direct Mail                                                     $    3,986
Public Relations/Promotion                                      $   14,841
Compensation to securities dealers and other organizations      $   75,376
Marketing personnel                                             $   41,670

VALUE EQUITY FUND

Advertising                                                     $  108,854
Sales literature, printing, and postage                         $   58,600
Direct Mail                                                     $   10,638
Public Relations/Promotion                                      $   35,447
Compensation to securities dealers and other organizations      $  486,147
Marketing personnel                                             $  101,216

CLASS C
-------

BLUE CHIP GROWTH FUND

Advertising                                                     $        0
Sales literature, printing, and postage                         $        0
Direct Mail                                                     $        0
Public Relations/Promotion                                      $        0
Compensation to securities dealers and other organizations      $    4,048
Marketing personnel                                             $        0

DYNAMICS FUND

Advertising                                                     $        0
Sales literature, printing, and postage                         $        0
Direct Mail                                                     $        0
Public Relations/Promotion                                      $        0
Compensation to securities dealers and other organizations      $    5,635
Marketing personnel                                             $        0

INVESCO ENDEAVOR FUND

Advertising                                                     $        0
Sales literature, printing, and postage                         $        0
Direct Mail                                                     $        0
Public Relations/Promotion                                      $        0
Compensation to securities dealers and other organizations      $    3,133
Marketing personnel                                             $        0

GROWTH & INCOME FUND

Advertising                                                     $        0
Sales literature, printing, and postage                         $        0
Direct Mail                                                     $        0
Public Relations/Promotion                                      $        0
Compensation to securities dealers and other organizations      $    1,793
Marketing personnel                                             $        0

SMALL COMPANY GROWTH FUND

Advertising                                                     $        0
Sales literature, printing, and postage                         $        0
Direct Mail                                                     $        0
Public Relations/Promotion                                      $        0
Compensation to securities dealers and other organizations      $    3,128
Marketing personnel                                             $        0

VALUE EQUITY FUND

Advertising                                                     $        0
Sales literature, printing, and postage                         $        0
Direct Mail                                                     $        0
Public Relations/Promotion                                      $        0
Compensation to securities dealers and other organizations      $      108
Marketing personnel                                             $        0

The services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plans provide that they shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. A Plan can be terminated at any time by a Fund, without penalty, if a majority of the Independent Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of a Fund's payments under a Plan without approval of the shareholders of that Fund's respective class of shares, and all material amendments to a Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plans, IDI or a Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the relevant class of a Fund's outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party. No further payments will be made by a Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by a Fund under a Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of a Fund, should be made.

The only Company  directors and interested  persons,  as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to a Fund and its shareholders under the Plans include the following:

   o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

   o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

   o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g., exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

   o To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

   o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

   o To acquire and retain talented employees who desire to be associated with a growing organization.

DEALER CONCESSIONS

IDI may pay sales commissions to dealers and institutions that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months year, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors who may not pay the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the dealer or institution elect to waive the sales commission, the 12b-1 fee will begin accruing immediately.

IDI may pay sales commissions to dealers and institutions that sell Class K shares of the Funds at the time of such sales. Payments with respect to Class K shares will equal 0.45% of the purchase price of the Class K shares sold by the dealer or institution.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS (CLASS C)

CDSCs will not apply to the following:

o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial deter-mination of post-purchase disability;

o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 10% annually of the participant's or beneficiary's account value in a Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class C shares of a Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

o Liquidation by a Fund when the account value falls below the minimum required account size of $250;

o  Investment account(s) of INVESCO; and

o Class C shares if the investor's dealer of record notifies IDI prior to the time of investment that the dealer waives the payment otherwise payable to him.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the
independent   accountants  of  the  Company.  The  independent  accountants  are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 7800 E. Union Avenue, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment adviser to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by each Fund for the periods outlined in the table below were:

BLUE CHIP GROWTH FUND
      Year Ended July 31, 2000                               $5,471,892
      Period Ended July 31, 1999(1)                           3,975,896
      Year Ended August 31, 1998                              2,574,626
      Year Ended August 31, 1997                              5,300,030

DYNAMICS FUND
      Year Ended July 31, 2000                              $18,089,268
      Period Ended July 31, 1999(2)                           3,309,214
      Year Ended April 30, 1999                               7,689,483
      Year Ended April 30, 1998                               7,542,687

INVESCO ENDEAVOR FUND
      Year Ended July 31, 2000                              $ 1,196,929
      Period Ended July 31, 1999(2)                           1,463,690
      Period Ended April 30, 1999(3)                            466,439

GROWTH & INCOME FUND
      Year Ended July 31, 2000                              $ 1,281,704
      Period Ended July 31, 1999(2)                             165,787
      Period Ended April 30, 1999(4)                            438,309

SMALL COMPANY GROWTH FUND
      Year Ended July 31, 2000                              $ 9,922,290
      Period Ended July 31, 1999(5)                           1,414,200
      Year Ended May 31, 1998                                 3,319,634
      Year Ended May 31, 1997                                 4,167,020

S&P 500 INDEX FUND
      Year Ended July 31, 2000                              $    19,584
      Year Ended July 31, 1999                                   18,707
      Period Ended July 31, 1998(6)                                   0

VALUE EQUITY FUND
      Year Ended July 31, 2000                              $   359,240
      Period Ended July 31, 1999(1)                             272,645
      Year Ended August 31, 1998                                194,473
      Year Ended August 31, 1997                                470,619

(1) From September 1, 1998 to July 31, 1999
(2) From May 1, 1999 to July 31, 1999
(3) From October 28, 1998 (commencement of operations) to April 30, 1999
(4) From July 1, 1998 (commencement of operations) to April 30, 1999
(5) From June 1, 1999 to July 31, 1999
(6) From December 23, 1997 (commencement of operations) to July 31, 1998.

For the fiscal year ended July 31, 2000, brokers providing research services received $20,871,036 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $16,291,940,256. Commissions totaling $369,835 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended July 31, 2000.

At July 31, 2000, each Fund held debt and equity securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
   Fund                    Broker or Dealer             Value of Securities
                                                         at  July 31, 2000
================================================================================

Blue Chip Growth       General Motors Class H                   $39,270,487
                       State Street Bk & Trust Repo             $35,000,000
--------------------------------------------------------------------------------
Dynamics               State Street Bk & Trust Repo             $55,327,000
                       GE Capital                               $53,000,000
                       General Motors                           $34,155,000
                       American General Finance                 $30,000,000
                       Lehman Brothers Holdings                 $29,014,101
--------------------------------------------------------------------------------
INVESCO Endeavor       State Street Bk & Trust                  $ 4,000,000
--------------------------------------------------------------------------------
Growth & Income        General Electric                         $10,228,347
                       General Motors                           $ 5,058,562
                       State Street Bk & Trust Repo             $ 4,118,000
                       American Express                         $ 2,174,816
--------------------------------------------------------------------------------
Small Company Growth   Household Finance                        $45,000,000
                       American Express                         $40,000,000
                       General Motors Acceptance                $30,000,000
--------------------------------------------------------------------------------
S&P 500 Index          General Electric                         $ 3,767,643
                       State Street Bk & Trust Repo             $ 1,305,000
                       American Express                         $   579,063
                       Ford Motor                               $   413,847
                       Merrill Lynch                            $   364,356
                       General Motors                           $   225,700
                       Household International                  $   158,286
                       Associates First Capital Class A         $   142,250
                       American General                             124,039
                       State Street                             $   111,015
                       US Bancorp                               $   107,124
                       Lehman Brothers Holdings                 $    89,900
                       Sears Roebuck                            $    88,340
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Fund                    Broker or Dealer             Value of Securities
                                                         at  July 31, 2000
================================================================================
Value Equity           General Electric                         $ 7,839,075
                       Ford Motor                               $ 4,465,344
                       American General                         $ 3,547,775
                       Household International                  $ 2,691,575
                       State Street Bk & Trust Repo             $ 2,643,000
                       State Street                             $ 2,117,913
                       Associates First Capital Class A         $ 1,712,662
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker-dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to six billion shares of common stock with a par value of $0.01 per share. As of July 31, 2001, the following shares of each Fund were outstanding:

      Blue Chip Growth Fund -  Investor Class           405,625,879
      Blue Chip Growth Fund - Class C                     2,981,949
      Blue Chip Growth Fund - Class K                         2,613
      Dynamics Fund - Investor Class                    379,620,702
      Dynamics Fund - Institutional Class                   672,610
      Dynamics Fund - Class C                             1,290,769
      Dynamics Fund - Class K                                   365
      INVESCO  Endeavor Fund - Investor Class            15,169,293
      INVESCO Endeavor Fund - Class C                       230,755
      INVESCO Endeavor Fund - Class K                            58
      Growth & Income Fund - Investor Class               8,658,007
      Growth & Income Fund - Class C                        212,016
      Growth & Income Fund - Class K                          1,049
      Small Company Growth Fund - Investor Class        108,980,007
      Small Company Growth Fund - Class C                   162,270
      Small Company Growth Fund - Class K                         0
      S&P 500 Index Fund - Investor Class                 9,090,707
      S&P 500 Index Fund - Institutional Class               43,635
      Value Equity Fund - Investor Class                  9,578,499
      Value Equity Fund - Class C                            53,478
      Value Equity Fund - Class K                                 0

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges and preferences.
However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Institutional Class, Investor Class, Class C and Class K shares will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to income tax on its net investment income and net capital gains at the corporate tax rates.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, regardless of whether such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in the Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investment is unchanged by the distribution.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. If you have reported gains or losses for a Fund in past years, you must continue to use the method previously used, unless you apply to the IRS for permission to change methods. Even if you have reported gains or losses for a Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts. You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception).

Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended July 31, 2000 was:

                                                                    10 YEAR OR
FUND AND CLASS                   1 YEAR          5 YEAR         SINCE INCEPTION
--------------                   ------          ------         ---------------

INVESTOR CLASS
--------------
Blue Chip Growth Fund            38.42%          28.27%                  19.34%
Dynamics Fund                    50.34%          29.01%                  24.31%
INVESCO Endeavor Fund            55.84%             N/A               71.73%(1)
Growth & Income Fund             30.79%             N/A               43.27%(2)
Small Company Growth Fund        53.55%          24.53%               22.03%(3)
S&P 500 Index Fund                8.34%             N/A               19.44%(4)
Value Equity Fund               (6.52%)          12.41%                  12.80%

INSTITUTIONAL CLASS
-------------------
Dynamics Fund                       N/A             N/A               14.74%(5)
S&P 500 Index Fund                8.47%             N/A               19.17%(4)

CLASS C(6)
----------
Blue Chip Growth Fund               N/A             N/A                   2.18%
Dynamics Fund                       N/A             N/A                 (1.66%)
INVESCO Endeavor Fund               N/A             N/A                 (5.71%)
Growth & Income Fund                N/A             N/A                   3.74%
Small Company Growth Fund           N/A             N/A                (11.17%)
Value Equity Fund                   N/A             N/A                   1.52%

(1) Since inception October 28, 1998
(2) Since inception July 1, 1998
(3) Since inception December 27, 1991
(4) Since inception December 23, 1997
(5) Cumulative since inception May 23, 2000
(6) Cumulative since inception February 15, 2000

Average annual total return performance is not provided for Blue Chip Growth, Dynamics, INVESCO Endeavor and Growth & Income Funds' Class K shares since they were not offered until November 30, 2000. Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                 P(1 + T)  = ERV

where:      P = a hypothetical initial payment of $10,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the

Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Funds in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

                                                LIPPER MUTUAL
FUND                                            FUND CATEGORY
----                                            -------------
Blue Chip Growth Fund                           Large-Cap Growth Funds
Dynamics Fund                                   Multi-Cap Growth Funds
INVESCO Endeavor Fund                           Multi-Cap Growth Funds
Growth & Income Fund                            Large-Cap Core Funds
Small Company Growth Fund                       Small-Cap Growth Funds
S&P 500 Index Fund                              S&P 500 Funds
Value Equity Fund                               Multi-Cap Growth Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER
NO-LOAD ANALYST
NO-LOAD FUND X

PERSONAL INVESTOR
SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY
THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH


CODE OF ETHICS

INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Funds or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended July 31, 2000 and for the period ended January 31, 2001 are incorporated herein by reference from INVESCO Stock Funds, Inc.'s Annual Report to Shareholders dated July 31, 2000 and Semi-Annual Report to Shareholders dated January 31, 2001.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                                 PART C. OTHER INFORMATION
ITEM 23.    EXHIBITS

               (a) Articles of Amendment and Restatement of Articles of Incorporation filed December 2, 1999.(8)

                  (1) Articles of Amendment to Articles of Amendment and Restatement of Articles of Incorporation filed May 5, 2000.(9)

                  (2) Articles of Amendment to Articles of Amendment and Restatement of Articles of Incorporation filed May 17, 2000.(10)

                  (3) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation filed November 22, 2000.(12)

                  (4) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation filed August 20, 2001 (filed herewith).

               (b)  Bylaws, as amended July 21, 1993.(2)

               (c) Provisions of instruments defining the rights of holders of Registrant's securities are contained in Articles III, IV and VIII of the Articles of Incorporation and Articles II, VI, VII, VIII and IX of the Bylaws of the Registrant.

               (d)(1) Investment Advisory Agreement between Registrant and
                  INVESCO Funds Group, Inc. dated February 28, 1997.(3)

                    (a)  Amendment dated June 30, 1998 to Advisory Agreement.(4)

                    (b) Amendment dated September 18, 1998 to Advisory Agreement.(6)

                    (c) Amendment dated May 13, 1999 to Advisory Agreement.(7)

                    (d) Amendment dated July 15, 1999 to Advisory Agreement.(8)

                  (2)  Sub-Advisory Agreement between INVESCO Funds Group, Inc.
                   and World Asset Management with respect to INVESCO S&P 500 Index Fund.(9)

               (e) Underwriting Agreement between Registrant and INVESCO Dis-tribtors, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, and
               May 15, 2001.(13)

               (f) Defined Benefit Deferred Compensation Plan for Non-Interested Directors as amended November 8, 2000.(13)

               (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001.(13)

               (h) (1) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000,
                    November 29, 2000, and May 15, 2001.(13)

                    (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2001, November 28, 2000,
                    November 29, 2000, and May 15, 2001.(13)

               (i) (1) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated January 16, 1968.(4)

                    (2) Opinion and consent of counsel with respect to INVESCO Blue Chip Growth Fund, INVESCO Small Company Growth Fund, INVESCO S&P 500 Index Fund and INVESCO Value Equity Fund as to the legality of the securities being registered dated July 14, 1999.(5)

               (j)  Consent of Independent Accountants (filed herewith).

               (k)  Not applicable.

               (l)  Not applicable.

               (m) (1) Master Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended November 28, 2000, with respect to the Funds' Investor Class shares (filed herewith).

                    (2) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000 and May 15, 2001 with respect to the Funds' Class C shares.(13)

                    (3) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated November 30, 2000, as amended December 14, 2000 and August 30, 2001, with respect to the Funds' Class K shares (filed herewith).

               (n) Not Applicable.

               (o) (1) Plan pursuant to Rule 18f-3 under the Investment
                   Company Act of 1940 with respect to INVESCO S&P 500 Index Fund adopted February 3, 1999.(7)

                   (2) Plan pursuant to Rule 18f-3 under the Investment
                   Company Act of 1940 with respect to INVESCO Blue Chip Growth Fund adopted November 9, 1999.(8)

                   (3) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to INVESCO Dynamics Fund adopted November 9, 1999.(8)

                   (4) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to INVESCO Endeavor Fund adopted November 9, 1999.(8)

                   (5) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to INVESCO Growth & Income Fund adopted November 9, 1999.(8)

                   (6) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to INVESCO Small Company Growth Fund adopted November 9, 1999.(8)

                   (7) Plan pursuant to Rule 18f-3 under the Investment
                   Company Act of 1940 with respect to INVESCO Value Equity Fund adopted November 9, 1999.(8)

               (p) Code of Ethics pursuant to Rule 17j-1.(11)

(1) Previously filed with Post-Effective Amendment No. 44 to the Registration Statement on June 22, 1993, and incorporated by reference herein.

(2)Previously filed with Post-Effective Amendment No. 45 to the Registration Statement on August 27, 1996, and incorporated by reference herein.

(3)Previously filed with Post-Effective Amendment No. 46 to the Registration Statement on June 30, 1997, and incorporated by reference herein.

(4)Previously filed with Post-Effective Amendment No. 47 to the Registration Statement on April 16, 1998, and incorporated by reference herein.

(5)Previously filed with Post-Effective Amendment No. 50 to the Registration Statement on July 14, 1999, and incorporated by reference herein.

(6)Previously filed with Post-Effective Amendment No. 51 to the Registration Statement on July 15, 1999 and incorporated by reference herein.

(7)Previously filed with Post-Effective Amendment No. 52 to the Registration Statement on August 31, 1999 and incorporated by reference herein.

(8)Previously filed with Post-Effective Amendment No. 54 to the Registration Statement on January 31, 2000 and incorporated by reference herein.

(9)Previously filed with Post-Effective Amendment No. 56 to the Registration Statement on May 5, 2000 and incorporated by reference herein.

(10)Previously filed with Post-Effective Amendment No. 57 to the Registration Statement on May 19, 2000 and incorporated by reference herein.

(11)Previously filed with Post-Effective Amendment No. 59 to the Registration Statement on September 29, 2000 and incorporated by reference herein.

(12)Previously filed with Post-Effective Amendment No. 60 to the Registration Statement on November 28, 2000 and incorporated by reference herein.

(13)Previously filed with Post-Effective Amendment No. 61 to the Registration Statement on June 25, 2001 and incorporated by reference herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO STOCK FUNDS, INC. (THE COMPANY")

No person is presently controlled by or under common control with the Company.
ITEM 25.    INDEMNIFICATION

Indemnification provisions for officers, directors and employees of the Company are set forth in Article X of the Amended Bylaws and Article VII of the Articles of Restatement of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.


--------------------------------------------------------------------------------
                              Position with   Principal Occupation and Company
Name                          Adviser         Affiliation
--------------------------------------------------------------------------------
Mark H. Williamson            Chairman &      Chairman of the Board &
                              Officer         Chief Executive Officer
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham         Officer &       President & Chief Operating
                              Director        Officer
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Stacie L. Cowell              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
William J. Galvin, Jr.        Officer &       Senior Vice President &
                              Director        Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Mark D. Greenberg             Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Ronald L. Grooms              Officer &       Senior Vice President & Treasurer
                              Director        INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Richard W. Healey             Officer &       Senior Vice President
                              Director        INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler           Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Trent E. May                  Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Charles P. Mayer              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller             Officer &       Senior Vice President &
                              Director        Chief Investment Officer
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Donovan J. (Jerry) Paul       Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne                 Officer         Senior Vice President, Secretary
                                              & General Counsel
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Gary L. Rulh                  Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Marie E. Aro                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Jeffrey R. Botwinick          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Michael K. Brugman            Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------

Michael D. Cobianchi          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Glen D. Cohen                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Rhonda Dixon - Gunner         Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Delta L. Donohue              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

James B. Duffy                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Harvey I. Fladeland           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Stuart A. Holland             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Brian A. Jeffs                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Patricia F. Johnston          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Campbell C. Judge             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

Joseph J. Klauzar             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Thomas A. Kolbe               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Peter M. Lovell               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Matthew W. Lowell             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
James F. Lummanick            Officer         Vice President & Chief
                                              Compliance Officer
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.        Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
George A. Matyas              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Douglas J. McEldowney         Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer    Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas E. Pellowe             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Dean C. Phillips              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro                Officer         Vice President & Assistant
                                              Treasurer
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

John D. Raring                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Sean F. Reardon               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Dale A. Reinhardt             Officer         Vice President and Controller
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Louis H. Reynolds             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Anthony R. Rogers             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237

--------------------------------------------------------------------------------
Thomas R. Samuelson           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James B. Sandidge             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas H. Scanlan             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              12028 Edgepark Court
                                              Potomac, MD 20854
--------------------------------------------------------------------------------
John S. Segner                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Reagan A. Shopp               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Terri B. Smith                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

John T. Treder                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Tane T. Tyler                 Officer         Vice President & Assistant
                                              General Counsel
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Jim R. Webb                   Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Judy P. Wiese                 Officer         Vice President & Assistant
                                              Secretary
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Neil B. Wood                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Mark A. Ballenger             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Vaughn A. Greenlees           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

Michael C. Hawn               Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Matthew A. Kunze              Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Michael D. Legoski            Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

David H. McCollum             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
William S. Mechling           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

Laurence A. Miller            Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Donald R. Paddack             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Craig J. St. Thomas           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

Eric S. Sauer                 Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237

--------------------------------------------------------------------------------
C. Vince Sellers              Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus            Officer         Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

ITEM 27.   (a)    PRINCIPAL UNDERWRITERS
                  INVESCO Bond Funds, Inc.
                  INVESCO Combination Stock & Bond Funds, Inc.
                  INVESCO Counselor Series Funds, Inc. (formerly, INVESCO
                    Advantage Series Funds, Inc.)
                  INVESCO International Funds, Inc.
                  INVESCO Money Market Funds, Inc.
                  INVESCO Sector Funds, Inc.
                  INVESCO Stock Funds, Inc.
                  INVESCO Treasurer's Series Funds, Inc.
                  INVESCO Variable Investment Funds, Inc.

           (b)

Positions and                                   Positions and
Name and Principal      Offices with            Offices with
Business Address        Underwriter             the Company
------------------      ------------             ------------

Raymond R. Cunningham   President &             Vice President & Director
7800 E. Union Avenue    Director
Denver, CO 80237

William J. Galvin, Jr.  Senior Vice             Assistant Secretary
7800 E. Union Avenue    President,
Denver, CO  80237       Asst. Secretary &
                        Director

Ronald L. Grooms        Senior Vice             Treasurer &
7800 E. Union Avenue    President,              Chief Financial and
Denver, CO  80237       Treasurer, &             Accounting Officer
                        Director

Richard W. Healey       Senior Vice             Director
7800 E. Union Avenue    President &
Denver, CO  80237       Director

Timothy J. Miller       Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne           Senior Vice             Secretary
7800 E. Union Avenue    President,
Denver, CO 80237        Secretary &
                        General Counsel

Pamela J. Piro          Assistant Treasurer     Assistant Treasurer
7800 E. Union Avenue
Denver, CO 80237

Judy P. Wiese           Assistant Secretary     Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237

Mark H. Williamson      Chairman of the Board   Chairman of the Board, President
7800 E. Union Avenue    & Chief Executive       & Chief Executive Officer
Denver, CO 80237         Officer


           (c)    Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

           Mark H. Williamson
           7800 E. Union Avenue
           Denver, CO  80237

ITEM 29.   MANAGEMENT SERVICES

           Not applicable.

ITEM 30.   UNDERTAKINGS

           Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 23rd day of August, 2001.

Attest:                                   INVESCO Stock Funds, Inc.

/s/ Glen A. Payne                         /s/ Mark H. Williamson
------------------------                  -----------------------------
Glen A. Payne, Secretary                  Mark H. Williamson, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner*
-----------------------------             ----------------------------
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ John W. McIntyre*
---------------------------               --------------------------
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
Chief Financial and Accounting Officer)
                                          /s/ Richard W. Healey*
                                          ---------------------------
/s/ Victor L. Andrews*                    Richard W. Healey, Director
---------------------------
Victor L. Andrews, Director               /s/ Fred A. Deering*
                                          -------------------------
/s/ Bob R. Baker*                         Fred A. Deering, Director
----------------------
Bob R. Baker, Director                    /s/ Larry Soll*
                                          --------------------
/s/ Charles W. Brady*                     Larry Soll, Director
--------------------------
Charles W. Brady, Director                /s/ Wendy L. Gramm*
                                          ------------------------
/s/ James T. Bunch*                       Wendy L. Gramm, Director
------------------------
James T. Bunch, Director                  /s/ Gerald J. Lewis*
                                          -------------------------
/s/ Raymond R. Cunningham*                Gerald J. Lewis, Director
-------------------------------
Raymond R. Cunningham, Director

By_____________________________           By /s/ Glen A. Payne
                                             -----------------
     Edward F. O'Keefe                          Glen A. Payne
     Attorney in Fact                           Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on June 15, 1993, June 22, 1994, June 22, 1995, June 30, 1997, August 28, 1998,
March 8, 2000, May 5, 2000, and June 25, 2001, respectively.

                                  Exhibit Index

                                          Page in
Exhibit Number                            Registration Statement

      a(4)                                      118
      j                                         121
      m(1)                                      122
      m(3)                                      128